Schedule of Investments (unaudited)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$219	$172,849
5.40%, 10/01/48 (Call 04/01/48)(a)	379	393,997
		566,846
Aerospace & Defense — 2.1%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	150	135,970
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	259	245,906
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	219	159,834
5.80%, 10/11/41(b)	580	627,254
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)(a)	249	197,438
3.30%, 03/01/35 (Call 09/01/34)	234	187,531
3.38%, 06/15/46 (Call 12/15/45)	285	198,007
3.50%, 03/01/39 (Call 09/01/38)	177	133,532
3.50%, 03/01/45 (Call 09/01/44)	296	209,615
3.55%, 03/01/38 (Call 09/01/37)(a)	237	183,237
3.60%, 05/01/34 (Call 02/01/34)(a)	219	182,468
3.63%, 03/01/48 (Call 09/01/47)	240	170,436
3.65%, 03/01/47 (Call 09/01/46)	279	200,642
3.75%, 02/01/50 (Call 08/01/49)	670	495,656
3.83%, 03/01/59 (Call 09/01/58)	132	91,324
3.85%, 11/01/48 (Call 05/01/48)	242	178,394
3.90%, 05/01/49 (Call 11/01/48)	389	292,883
3.95%, 08/01/59 (Call 02/01/59)	511	371,087
5.71%, 05/01/40 (Call 11/01/39)	1,723	1,697,705
5.81%, 05/01/50 (Call 11/01/49)	2,980	2,932,195
5.88%, 02/15/40	300	293,787
5.93%, 05/01/60 (Call 11/01/59)	1,938	1,893,994
6.13%, 02/15/33	288	302,155
6.63%, 02/15/38	216	228,268
6.88%, 03/15/39	320	346,070
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	366	296,728
3.60%, 11/15/42 (Call 05/15/42)(a)	285	255,478
4.25%, 04/01/40 (Call 10/01/39)	435	430,544
4.25%, 04/01/50 (Call 10/01/49)(a)	441	440,980
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	266	270,758
5.05%, 04/27/45 (Call 10/27/44)	199	202,249
6.15%, 12/15/40	281	319,367
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	386	300,624
3.60%, 03/01/35 (Call 09/01/34)	310	295,972
3.80%, 03/01/45 (Call 09/01/44)	580	533,254
4.07%, 12/15/42	780	757,388
4.09%, 09/15/52 (Call 03/15/52)	709	701,658
4.15%, 06/15/53 (Call 12/15/52)	735	723,123
4.30%, 06/15/62 (Call 12/15/61)	910	901,369
4.50%, 05/15/36 (Call 11/15/35)	136	140,191
4.70%, 05/15/46 (Call 11/15/45)	772	813,498
5.72%, 06/01/40	49	55,909
Series B, 6.15%, 09/01/36	335	397,960
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	443	388,376
4.03%, 10/15/47 (Call 04/15/47)(a)	1,211	1,121,246
4.75%, 06/01/43	531	539,189
5.05%, 11/15/40	254	263,965
	Par
Security	(000)	Value

Aerospace & Defense (continued)
5.15%, 05/01/40 (Call 11/01/39)	$357	$375,348
5.25%, 05/01/50 (Call 11/01/49)	599	655,332
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	700	524,353
3.03%, 03/15/52 (Call 09/15/51)	704	551,308
3.13%, 07/01/50 (Call 01/01/50)	605	484,648
3.75%, 11/01/46 (Call 05/01/46)	665	589,728
4.05%, 05/04/47 (Call 11/04/46)	339	313,517
4.15%, 05/15/45 (Call 11/16/44)	523	487,338
4.20%, 12/15/44 (Call 06/15/44)	225	201,705
4.35%, 04/15/47 (Call 10/15/46)	570	548,688
4.45%, 11/16/38 (Call 05/16/38)	463	457,475
4.50%, 06/01/42	1,991	1,997,977
4.63%, 11/16/48 (Call 05/16/48)	876	896,522
4.70%, 12/15/41	235	236,959
4.80%, 12/15/43 (Call 06/15/43)	287	291,017
4.88%, 10/15/40	427	435,763
5.40%, 05/01/35(a)	100	110,849
5.70%, 04/15/40	85	95,406
6.05%, 06/01/36	325	379,110
6.13%, 07/15/38	190	222,082
		31,960,339
Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	674	490,682
3.70%, 02/04/51 (Call 08/04/50)	666	466,466
3.88%, 09/16/46 (Call 03/16/46)(a)	896	660,311
4.00%, 02/04/61 (Call 08/04/60)(a)	614	439,357
4.25%, 08/09/42	557	447,292
4.45%, 05/06/50 (Call 11/06/49)	224	176,452
4.50%, 05/02/43	456	372,850
5.38%, 01/31/44	1,159	1,096,094
5.80%, 02/14/39 (Call 08/14/38)	1,068	1,049,953
5.95%, 02/14/49 (Call 08/14/48)	1,615	1,553,235
6.20%, 02/14/59 (Call 08/14/58)	157	153,554
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	30	23,145
3.75%, 09/15/47 (Call 03/15/47)(a)	160	149,053
4.02%, 04/16/43	209	197,952
4.50%, 03/15/49 (Call 09/15/48)	198	207,349
4.54%, 03/26/42	861	875,919
5.38%, 09/15/35	370	416,249
5.77%, 03/01/41(c)	65	75,423
5.94%, 10/01/32	220	252,684
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	349	258,543
3.98%, 09/25/50 (Call 03/25/50)	500	359,032
4.39%, 08/15/37 (Call 02/15/37)	1,502	1,282,715
4.54%, 08/15/47 (Call 02/15/47)	1,545	1,209,578
4.76%, 09/06/49 (Call 03/06/49)	480	384,417
5.28%, 04/02/50 (Call 10/02/49)	245	212,546
5.65%, 03/16/52 (Call 09/16/51)	405	364,858
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	495	399,912
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	337	312,515
4.38%, 04/22/52 (Call 10/22/51)(b)	190	191,442
4.76%, 11/23/45(b)	375	380,207
Philip Morris International Inc.
3.88%, 08/21/42	256	211,124
4.13%, 03/04/43	369	313,021

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
4.25%, 11/10/44	$560	$483,175
4.38%, 11/15/41	559	492,887
4.50%, 03/20/42	525	469,497
4.88%, 11/15/43	265	251,901
6.38%, 05/16/38	1,148	1,276,759
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	407	403,600
5.85%, 08/15/45 (Call 02/15/45)	1,224	1,120,645
6.15%, 09/15/43	441	422,851
7.25%, 06/15/37	281	304,811
		20,210,056
Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	597	528,857
3.38%, 11/01/46 (Call 05/01/46)	414	366,346
3.38%, 03/27/50 (Call 09/27/49)	817	720,824
3.63%, 05/01/43 (Call 11/01/42)	484	443,807
3.88%, 11/01/45 (Call 05/01/45)(a)	583	556,176
VF Corp.
6.00%, 10/15/33	326	343,411
6.45%, 11/01/37	10	11,063
		2,970,484
Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	514	367,402
4.88%, 10/01/43 (Call 04/01/43)	172	173,279
General Motors Co.
5.00%, 04/01/35	69	65,358
5.15%, 04/01/38 (Call 10/01/37)	612	570,028
5.20%, 04/01/45	761	690,548
5.40%, 04/01/48 (Call 10/01/47)	442	409,058
5.95%, 04/01/49 (Call 10/01/48)	631	623,922
6.25%, 10/02/43	891	903,583
6.60%, 04/01/36 (Call 10/01/35)	698	754,335
6.75%, 04/01/46 (Call 10/01/45)	542	578,055
		5,135,568
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	996	676,578
4.40%, 10/01/46 (Call 04/01/46)	150	125,197
5.40%, 03/15/49 (Call 09/15/48)(a)	140	133,174
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	615	491,749
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	450	381,673
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	265	184,345
5.25%, 05/15/49 (Call 11/15/48)(a)	439	403,870
		2,396,586
Banks — 8.1%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(d)	2,747	2,116,922
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(d)	522	382,493
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(d)	979	741,056
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(d)	2,052	1,722,621
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(d)	719	647,379
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(d)	789	734,404
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(d)	3,199	2,938,790
	Par
Security	(000)	Value

Banks (continued)
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(d)	$1,237	$1,197,655
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(d)	1,501	1,433,085
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(d)	1,149	1,119,121
4.88%, 04/01/44	266	270,219
5.00%, 01/21/44	1,171	1,207,401
5.88%, 02/07/42(a)	886	1,006,987
6.11%, 01/29/37(a)	1,149	1,306,570
7.75%, 05/14/38	960	1,243,762
Series L, 4.75%, 04/21/45	303	293,623
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(d)	605	509,988
Bank of America N.A., 6.00%, 10/15/36	836	958,202
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41)(d)	584	455,009
3.81%, 03/10/42 (Call 03/10/41)(d)	532	417,757
4.95%, 01/10/47	913	905,075
5.25%, 08/17/45(a)	887	895,259
BNP Paribas SA, 2.82%, 01/26/41(b)	845	607,918
BPCE SA
3.58%, 10/19/42 (Call 10/19/41),
(SOFR + 1.952%)(a)(b)(d)	345	265,288
3.65%, 01/14/37 (Call 01/14/32)(b)(d)	410	357,405
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)(d)	742	575,126
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(d)	503	458,926
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(d)	560	527,698
4.65%, 07/30/45	592	580,167
4.65%, 07/23/48 (Call 06/23/48)	1,345	1,341,559
4.75%, 05/18/46	1,099	1,049,406
5.30%, 05/06/44	494	507,507
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(d)	751	797,811
5.88%, 02/22/33	450	485,166
5.88%, 01/30/42(a)	506	570,071
6.00%, 10/31/33	334	364,840
6.13%, 08/25/36	573	638,990
6.63%, 06/15/32	606	688,512
6.68%, 09/13/43	521	622,094
6.88%, 03/05/38	110	126,943
6.88%, 02/15/98	102	125,938
8.13%, 07/15/39	1,176	1,614,723
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)	100	82,100
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	720	563,394
3.74%, 09/12/39(a)(b)	730	614,072
3.90%, 07/12/47(a)(b)	884	801,188
4.32%, 01/10/48(b)	882	772,477
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	1,080	1,214,781
5.25%, 08/04/45(a)	561	574,587
5.75%, 12/01/43(a)	832	918,543
5.80%, 09/30/2110(a)(b)	165	193,895
Credit Agricole SA, 2.81%, 01/11/41(b)	517	372,802
Credit Suisse Group AG, 4.88%, 05/15/45	811	753,314
Fifth Third Bancorp., 8.25%, 03/01/38	776	1,039,937

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$300	$282,578
4.63%, 02/13/47 (Call 08/13/46)	315	302,614
Goldman Sachs Capital I, 6.30%, 02/15/34	275	306,448
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(d)	870	676,556
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)(d)	1,287	1,056,668
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(d)	1,150	968,879
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(d)	1,392	1,308,565
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(d)	863	831,117
4.75%, 10/21/45 (Call 04/21/45)	1,022	1,016,787
4.80%, 07/08/44 (Call 01/08/44)	912	911,148
5.15%, 05/22/45	1,132	1,164,744
6.13%, 02/15/33	745	843,626
6.25%, 02/01/41	1,493	1,761,218
6.45%, 05/01/36(a)	436	494,278
6.75%, 10/01/37(a)	3,381	3,953,028
HBOS PLC, 6.00%, 11/01/33(a)(b)	65	70,982
HSBC Bank USA N.A., 7.00%, 01/15/39	545	669,452
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35(a)	245	256,979
HSBC Holdings PLC
5.25%, 03/14/44	455	447,939
6.10%, 01/14/42	397	448,081
6.50%, 05/02/36	1,307	1,459,908
6.50%, 09/15/37	1,655	1,851,187
6.80%, 06/01/38	933	1,056,021
HSBC USA Inc., 7.20%, 07/15/97	165	205,374
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(d)	843	629,983
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(d)	786	645,568
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(d)	1,154	895,385
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(d)	1,000	820,591
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(d)	1,895	1,543,504
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(d)	1,388	1,300,452
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(d)	1,007	895,616
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(d)	2,031	1,832,259
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(a)(d)	857	785,141
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(d)	1,177	1,121,190
4.85%, 02/01/44	570	579,430
4.95%, 06/01/45	1,128	1,146,700
5.40%, 01/06/42	745	804,027
5.50%, 10/15/40	758	825,623
5.60%, 07/15/41	1,035	1,140,745
5.63%, 08/16/43	773	848,488
6.40%, 05/15/38	1,320	1,581,953
KeyCorp, 4.79%, 06/01/33 (Call 01/06/32)(d)	200	202,494
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41)(d)	750	562,010
4.34%, 01/09/48	919	790,695
5.30%, 12/01/45	618	601,367
Macquarie Group Ltd., 4.44%, 06/21/33
(Call 06/21/32)(b)(d)	275	260,316
	Par
Security	(000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	$854	$768,070
4.15%, 03/07/39(a)	385	364,666
4.29%, 07/26/38	346	333,348
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(d)	988	731,314
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(d)	1,344	1,114,770
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(d)	1,244	1,184,707
4.30%, 01/27/45	1,302	1,227,378
4.38%, 01/22/47(a)	1,255	1,207,229
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(d)	709	693,587
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(d)	1,110	1,279,386
6.38%, 07/24/42	1,266	1,535,043
National Australia Bank Ltd., 2.65%, 01/14/41(b)	308	217,043
Regions Bank/Birmingham AL, 6.45%, 06/26/37	340	391,103
Regions Financial Corp., 7.38%, 12/10/37	215	266,635
Santander UK Group Holdings PLC, 5.63%, 09/15/45(b)	244	233,959
Societe Generale SA
3.63%, 03/01/41(b)	613	444,349
4.03%, 01/21/43 (Call 01/21/42)(b)(d)	425	320,859
5.63%, 11/24/45(a)(b)	227	214,105
Standard Chartered PLC
5.30%, 01/09/43(b)	532	487,423
5.70%, 03/26/44(b)	1,203	1,163,528
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	300	213,270
2.93%, 09/17/41	513	391,555
3.05%, 01/14/42	335	267,589
UBS AG/London, 4.50%, 06/26/48(a)(b)	295	284,859
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(b)(d)	900	712,368
Wachovia Corp.
5.50%, 08/01/35	500	528,646
7.50%, 04/15/35	390	481,239
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(d)	2,101	1,720,412
3.90%, 05/01/45	1,267	1,157,417
4.40%, 06/14/46	1,207	1,120,837
4.61%, 04/25/53 (Call 04/25/52)(d)	1,550	1,524,711
4.65%, 11/04/44	1,077	1,026,964
4.75%, 12/07/46	1,250	1,216,891
4.90%, 11/17/45(a)	1,101	1,090,954
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(d)	2,878	3,012,863
5.38%, 02/07/35(a)	340	368,100
5.38%, 11/02/43	1,137	1,195,314
5.61%, 01/15/44	1,428	1,536,297
5.95%, 12/01/86	150	163,083
Wells Fargo Bank N.A.
5.85%, 02/01/37	550	618,443
5.95%, 08/26/36	490	553,790
6.60%, 01/15/38	890	1,078,022
Westpac Banking Corp.
2.96%, 11/16/40	627	469,219
3.13%, 11/18/41	591	448,882
4.42%, 07/24/39	636	588,803
		120,817,300

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$2,874	$2,909,040
4.90%, 02/01/46 (Call 08/01/45)	5,275	5,260,200
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	345	303,809
4.63%, 02/01/44(a)	517	495,329
4.70%, 02/01/36 (Call 08/01/35)	535	541,523
4.90%, 02/01/46 (Call 08/01/45)	1,158	1,154,751
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	606	519,611
4.35%, 06/01/40 (Call 12/01/39)(a)	575	542,926
4.38%, 04/15/38 (Call 10/15/37)(a)	851	815,847
4.44%, 10/06/48 (Call 04/06/48)(a)	1,001	930,231
4.50%, 06/01/50 (Call 12/01/49)	1,317	1,252,690
4.60%, 04/15/48 (Call 10/15/47)	1,437	1,367,304
4.60%, 06/01/60 (Call 12/01/59)	494	459,163
4.75%, 04/15/58 (Call 10/15/57)	752	716,433
4.95%, 01/15/42	840	844,507
5.45%, 01/23/39 (Call 07/23/38)	1,142	1,218,784
5.55%, 01/23/49 (Call 07/23/48)	2,147	2,326,762
5.80%, 01/23/59 (Call 07/23/58)	1,090	1,226,888
5.88%, 06/15/35	240	266,823
6.63%, 08/15/33	125	147,530
8.00%, 11/15/39	244	325,732
8.20%, 01/15/39(a)	729	993,308
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	257	252,937
5.30%, 05/15/48 (Call 11/15/47)(b)	443	434,312
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	185	157,837
4.00%, 04/15/38 (Call 10/15/37)	215	200,263
4.50%, 07/15/45 (Call 01/15/45)	195	187,929
Coca-Cola Co. (The)
2.50%, 06/01/40(a)	674	545,745
2.50%, 03/15/51	830	622,105
2.60%, 06/01/50	922	707,999
2.75%, 06/01/60(a)	511	380,958
2.88%, 05/05/41	464	395,639
3.00%, 03/05/51	914	758,702
4.20%, 03/25/50	407	412,689
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	185	150,279
5.25%, 11/26/43	406	428,415
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	315	259,152
4.10%, 02/15/48 (Call 08/15/47)	325	280,788
4.50%, 05/09/47 (Call 11/09/46)	312	283,753
5.25%, 11/15/48 (Call 05/15/48)	340	346,369
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(a)	222	205,217
5.88%, 09/30/36	467	540,430
Diageo Investment Corp.
4.25%, 05/11/42(a)	335	325,103
7.45%, 04/15/35(a)	270	354,767
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,330	1,094,484
4.38%, 05/10/43	365	348,539
	Par
Security	(000)	Value

Beverages (continued)
Heineken NV
4.00%, 10/01/42(b)	$326	$292,955
4.35%, 03/29/47 (Call 09/29/46)(b)	470	447,190
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	470	361,278
3.80%, 05/01/50 (Call 11/01/49)	474	398,200
4.42%, 12/15/46 (Call 06/15/46)	222	205,849
4.50%, 11/15/45 (Call 05/15/45)	384	355,623
4.50%, 04/15/52 (Call 10/15/51)	650	602,558
5.09%, 05/25/48 (Call 11/25/47)	5	5,109
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	1,083	945,330
5.00%, 05/01/42	663	640,850
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	866	706,984
2.75%, 10/21/51 (Call 04/21/51)	864	696,893
2.88%, 10/15/49 (Call 04/15/49)	987	810,028
3.38%, 07/29/49 (Call 01/29/49)	605	533,942
3.45%, 10/06/46 (Call 04/06/46)	864	773,898
3.60%, 08/13/42	100	92,077
3.63%, 03/19/50 (Call 09/19/49)	763	711,978
3.88%, 03/19/60 (Call 09/19/59)	123	117,629
4.00%, 03/05/42	207	200,990
4.00%, 05/02/47 (Call 11/02/46)	25	24,495
4.45%, 04/14/46 (Call 10/14/45)	120	125,103
4.88%, 11/01/40	190	208,206
5.50%, 01/15/40(a)	90	105,434
Pernod Ricard International Finance LLC, 2.75%, 10/01/50
(Call 04/01/50)(b)	347	250,684
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	656	712,228
		44,619,113
Biotechnology — 1.5%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	673	474,403
2.80%, 08/15/41 (Call 02/15/41)	842	648,638
3.00%, 01/15/52 (Call 07/15/51)	900	669,489
3.15%, 02/21/40 (Call 08/21/39)	1,214	999,948
3.38%, 02/21/50 (Call 08/21/49)	1,317	1,056,650
4.20%, 02/22/52 (Call 08/22/51)	455	420,167
4.40%, 05/01/45 (Call 11/01/44)	1,299	1,238,688
4.40%, 02/22/62 (Call 08/22/61)	435	395,607
4.56%, 06/15/48 (Call 12/15/47)	874	845,416
4.66%, 06/15/51 (Call 12/15/50)	1,944	1,910,369
4.95%, 10/01/41	367	372,127
5.15%, 11/15/41 (Call 05/15/41)	823	851,933
5.65%, 06/15/42 (Call 12/15/41)	340	370,969
5.75%, 03/15/40	280	307,188
6.38%, 06/01/37	100	119,092
6.40%, 02/01/39	125	146,030
6.90%, 06/01/38	50	60,363
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	395	414,310
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)(a)	875	633,940
3.25%, 02/15/51 (Call 08/15/50)(b)	372	271,616
5.20%, 09/15/45 (Call 03/15/45)	650	649,623
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)	50	49,174
4.75%, 04/27/52 (Call 10/27/51)	1,070	1,060,894
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	606	463,020

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
2.80%, 10/01/50 (Call 04/01/50)	$874	$638,456
4.00%, 09/01/36 (Call 03/01/36)	310	301,148
4.15%, 03/01/47 (Call 09/01/46)	950	872,703
4.50%, 02/01/45 (Call 08/01/44)	1,029	985,400
4.60%, 09/01/35 (Call 03/01/35)	677	697,688
4.75%, 03/01/46 (Call 09/01/45)	1,326	1,318,969
4.80%, 04/01/44 (Call 10/01/43)	985	993,289
5.65%, 12/01/41 (Call 06/01/41)	633	703,361
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	503	356,841
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	594	460,195
3.35%, 09/02/51 (Call 03/02/51)	387	272,218
3.55%, 09/02/50 (Call 03/02/50)	606	444,572
		22,474,494
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	896	733,518
3.58%, 04/05/50 (Call 10/05/49)	1,182	946,859
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	187,431
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	679	647,255
Fortune Brands Home & Security Inc., 4.50%, 03/25/52
(Call 09/25/51)	295	241,080
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	260	293,260
6.88%, 09/29/39(b)	145	166,594
Holcim Finance U.S. LLC, 4.75%, 09/22/46
(Call 03/22/46)(b)	270	256,288
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	288	266,156
4.63%, 07/02/44 (Call 01/02/44)(a)	220	208,829
4.95%, 07/02/64 (Call 01/02/64)(c)	222	207,289
5.13%, 09/14/45 (Call 03/14/45)	241	244,607
6.00%, 01/15/36	282	318,987
Lafarge SA, 7.13%, 07/15/36	285	350,465
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	473	351,772
4.25%, 12/15/47 (Call 06/15/47)	409	360,879
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	194	139,738
4.50%, 05/15/47 (Call 11/15/46)	262	237,691
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	272	237,327
4.40%, 01/30/48 (Call 07/30/47)	299	262,048
7.00%, 12/01/36	229	260,412
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	405	455,933
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	445	416,479
4.70%, 03/01/48 (Call 09/01/47)	279	269,342
		8,060,239
Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	585	511,669
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	462	376,309
2.80%, 05/15/50 (Call 11/15/49)	622	479,889
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	238	234,513
5.65%, 06/01/52 (Call 01/12/51)	550	570,556
	Par
Security	(000)	Value

Chemicals (continued)
Braskem Netherlands Finance BV, 5.88%, 01/31/50(b)	$150	$135,361
CF Industries Inc.
4.95%, 06/01/43	460	443,945
5.15%, 03/15/34	300	307,976
5.38%, 03/15/44	500	506,858
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	631	517,074
4.25%, 10/01/34 (Call 04/01/34)	341	336,185
4.38%, 11/15/42 (Call 05/15/42)(a)	618	584,090
4.63%, 10/01/44 (Call 04/01/44)(a)	362	345,739
4.80%, 05/15/49 (Call 11/15/48)	404	395,093
5.25%, 11/15/41 (Call 05/15/41)	591	611,872
5.55%, 11/30/48 (Call 05/30/48)	459	497,301
9.40%, 05/15/39	351	518,325
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	922	961,943
5.42%, 11/15/48 (Call 05/15/48)	1,267	1,340,229
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	591	554,364
4.80%, 09/01/42 (Call 03/01/42)	295	283,411
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(a)	328	220,088
2.70%, 12/15/51 (Call 06/15/51)	600	451,899
2.75%, 08/18/55 (Call 02/18/55)	417	307,229
3.95%, 12/01/47 (Call 06/01/47)	335	316,159
5.50%, 12/08/41(a)	110	125,314
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	350	318,815
GC Treasury Center Co. Ltd., 4.30%, 03/18/51
(Call 09/18/50)(b)	360	296,459
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	648	521,611
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	150	116,404
4.38%, 06/01/47 (Call 12/01/46)	445	395,529
5.00%, 09/26/48 (Call 03/26/48)	615	604,743
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	177	115,771
3.55%, 11/07/42 (Call 05/07/42)(a)	515	467,405
Lubrizol Corp. (The), 6.50%, 10/01/34	330	402,074
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	574	549,334
5.25%, 07/15/43	415	416,789
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	367	301,135
3.63%, 04/01/51 (Call 10/01/50)(a)	507	408,691
3.80%, 10/01/60 (Call 04/01/60)	203	157,111
4.20%, 10/15/49 (Call 04/15/49)	532	469,814
4.20%, 05/01/50 (Call 11/01/49)	613	541,230
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	575	528,436
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	308,468
5.45%, 11/15/33 (Call 05/15/33)	188	201,266
5.63%, 11/15/43 (Call 05/15/43)(a)	145	154,620
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	316	283,179
4.13%, 03/15/35 (Call 09/15/34)	33	31,642
4.90%, 06/01/43 (Call 12/01/42)	285	287,910
5.00%, 04/01/49 (Call 10/01/48)	441	458,695
5.25%, 01/15/45 (Call 07/15/44)	293	307,853
5.63%, 12/01/40(a)	330	362,850

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
5.88%, 12/01/36	$301	$337,556
6.13%, 01/15/41 (Call 07/15/40)	150	172,578
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	225	197,888
5.88%, 09/17/44(b)	741	685,425
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	275	240,965
5.25%, 06/01/45 (Call 12/01/44)	139	138,021
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	350	255,162
3.30%, 05/15/50 (Call 11/15/49)(a)	236	185,022
3.80%, 08/15/49 (Call 02/15/49)	322	274,423
4.00%, 12/15/42 (Call 06/15/42)	155	134,161
4.50%, 06/01/47 (Call 12/01/46)	739	709,670
4.55%, 08/01/45 (Call 02/01/45)	264	245,323
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	300	228,003
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	345	298,860
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	327	244,635
3.13%, 08/15/51 (Call 02/15/51)	408	300,658
3.38%, 08/15/61 (Call 02/15/61)	362	260,061
4.38%, 11/15/47 (Call 05/15/47)	295	264,101
5.00%, 08/15/46 (Call 02/15/46)(a)	305	303,845
		26,417,582
Commercial Services — 1.8%
Adani Ports & Special Economic Zone Ltd., 5.00%,
08/02/41 (Call 02/02/41)(a)(b)	120	99,822
American University (The), Series 2019, 3.67%,
04/01/49(a)	305	265,183
Brown University in Providence in the State of Rhode
Island and Providence Plant, Series A, 2.92%, 09/01/50
(Call 03/01/50)	285	235,876
California Endowment (The), Series 2021, 2.50%,
04/01/51 (Call 10/01/50)	55	39,799
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	248	188,482
4.32%, 08/01/45	143	139,541
4.70%, 11/01/2111	265	262,578
Cintas Corp. No. 2, 6.15%, 08/15/36	100	115,751
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	874	832,758
6.85%, 07/02/37(a)(b)	780	847,275
DP World Ltd/United Arab Emirates, 4.70%, 09/30/49
(Call 03/30/49)(a)(b)	370	309,505
Duke University
3.20%, 10/01/38	100	88,889
3.30%, 10/01/46	165	143,021
Series 2020, 2.68%, 10/01/44	397	321,774
Series 2020, 2.76%, 10/01/50	190	145,729
Series 2020, 2.83%, 10/01/55	390	292,245
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	275	216,372
Equifax Inc., 7.00%, 07/01/37	110	127,112
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	195	169,916
4.50%, 02/15/45 (Call 08/15/44)(b)	199	178,809
5.63%, 03/15/42(b)	417	434,761
6.70%, 06/01/34(b)	285	331,010
7.00%, 10/15/37(b)	960	1,160,887
	Par
Security	(000)	Value

Commercial Services (continued)
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	$165	$158,034
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	220	160,352
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	460	321,268
George Washington University (The)
4.87%, 09/15/45	125	128,287
Series 2014, 4.30%, 09/15/44	157	151,019
Series 2016, 3.55%, 09/15/46	210	174,504
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	522	489,408
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	43	32,062
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	200	192,474
Series B, 4.32%, 04/01/49 (Call 10/01/48)	315	289,152
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	364	303,822
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	165	152,583
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(b)	100	107,599
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	243	236,177
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	265	196,730
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	313	229,064
3.46%, 05/01/47(a)	100	88,757
3.60%, 05/01/48 (Call 11/01/47)	482	458,681
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	65	55,296
3.89%, 07/01/2116	179	150,233
3.96%, 07/01/38	59	58,870
4.68%, 07/01/2114	364	371,358
5.60%, 07/01/2111	427	520,875
Series F, 2.99%, 07/01/50 (Call 01/01/50)	459	379,262
Series G, 2.29%, 07/01/51 (Call 01/01/51)	360	260,891
Metropolitan Museum of Art (The), Series 2015, 3.40%,
07/01/45	181	163,151
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	261	168,517
2.75%, 08/19/41 (Call 02/19/41)	280	213,176
3.10%, 11/29/61 (Call 05/29/61)	225	163,437
3.25%, 05/20/50 (Call 11/20/49)	134	103,916
3.75%, 02/25/52 (Call 08/25/51)	355	302,328
4.88%, 12/17/48 (Call 06/17/48)	254	255,922
5.25%, 07/15/44	200	208,560
Northeastern University, Series 2020, 2.89%, 10/01/50	230	174,079
Northwestern University
3.69%, 12/01/38	455	431,399
3.87%, 12/01/48	140	132,566
4.64%, 12/01/44	350	363,000
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	205	185,818
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	37,927
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(a)	530	415,147
5.05%, 06/01/52 (Call 12/01/51)	600	617,456
5.25%, 06/01/62 (Call 01/12/61)	600	606,992
President & Fellows of Harvard College, 3.75%, 11/15/52
(Call 05/15/52)	200	196,484
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	197	146,360
3.15%, 07/15/46 (Call 01/15/46)	185	160,286
3.30%, 07/15/56 (Call 01/15/56)	340	293,119
3.62%, 10/01/37	197	187,500

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
4.88%, 10/15/40	$275	$302,082
6.50%, 01/15/39(a)(b)	340	437,511
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	460	338,958
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	432	320,639
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(a)	235	150,099
3.25%, 12/01/49 (Call 06/01/49)	498	412,247
3.70%, 03/01/52 (Call 09/01/51)(b)	875	780,269
3.90%, 03/01/62 (Call 09/01/61)(b)	230	205,488
4.50%, 05/15/48 (Call 11/15/47)(a)	135	134,314
Thomas Jefferson University, 3.80%, 11/01/57
(Call 05/01/57)	5	4,208
Trustees of Boston College, 3.13%, 07/01/52(a)	347	275,207
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	255	240,133
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	220	201,568
Trustees of Princeton University (The)
5.70%, 03/01/39	486	576,305
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	160	122,951
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	140	106,303
4.67%, 09/01/2112	210	207,547
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	205	152,354
Trustees of Tufts College, Series 2012, 5.02%,
04/15/2112	185	191,924
United Communities LLC, 5.61%, 09/15/51(b)	46	44,858
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	260	208,646
4.00%, 10/01/53 (Call 04/01/53)(a)	275	261,238
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	155	126,149
Series C, 2.50%, 04/01/50 (Call 10/01/49)	160	115,517
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	229	209,553
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	188	171,784
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	175	136,130
3.03%, 10/01/39	500	430,703
5.25%, 10/01/2111	150	160,510
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	220	205,131
Series 21A, 2.90%, 10/01/51 (Call 04/01/51)	140	108,266
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	70	46,645
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	299	240,459
5.50%, 06/15/45 (Call 12/15/44)	203	210,953
Washington University (The), 3.52%, 04/15/54
(Call 10/15/53)	250	217,486
Wesleyan University, 4.78%, 07/01/2116	156	144,012
William Marsh Rice University
3.57%, 05/15/45	283	255,649
3.77%, 05/15/55(a)	175	165,997
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	373	275,863
		27,036,649
Computers — 1.9%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)(a)	860	680,292
2.40%, 08/20/50 (Call 02/20/50)	675	495,254
2.55%, 08/20/60 (Call 02/20/60)	891	643,084
2.65%, 05/11/50 (Call 11/11/49)	1,390	1,083,352
	Par
Security	(000)	Value

Computers (continued)
2.65%, 02/08/51 (Call 08/08/50)	$1,721	$1,331,144
2.70%, 08/05/51 (Call 02/05/51)	955	747,189
2.80%, 02/08/61 (Call 08/08/60)	932	696,748
2.85%, 08/05/61 (Call 02/05/61)	785	596,853
2.95%, 09/11/49 (Call 03/11/49)	786	643,974
3.45%, 02/09/45	1,194	1,077,814
3.75%, 09/12/47 (Call 03/12/47)	620	583,418
3.75%, 11/13/47 (Call 05/13/47)	777	736,765
3.85%, 05/04/43	1,759	1,688,473
3.85%, 08/04/46 (Call 02/04/46)	1,211	1,163,935
4.25%, 02/09/47 (Call 08/09/46)	685	695,983
4.38%, 05/13/45(a)	1,242	1,276,685
4.45%, 05/06/44	632	657,053
4.50%, 02/23/36 (Call 08/23/35)	473	508,431
4.65%, 02/23/46 (Call 08/23/45)	2,133	2,292,312
Dell Inc.
5.40%, 09/10/40(a)	240	221,705
6.50%, 04/15/38	290	300,787
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	720	539,594
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	710	514,643
8.10%, 07/15/36 (Call 01/15/36)	372	449,956
8.35%, 07/15/46 (Call 01/15/46)	389	512,609
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	424	466,364
6.35%, 10/15/45 (Call 04/15/45)	980	1,047,123
HP Inc., 6.00%, 09/15/41	882	931,602
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	375	296,511
2.95%, 05/15/50 (Call 11/15/49)	450	339,998
3.43%, 02/09/52 (Call 08/09/51)	385	311,369
4.00%, 06/20/42	659	596,569
4.15%, 05/15/39	1,117	1,050,677
4.25%, 05/15/49	1,753	1,635,735
4.70%, 02/19/46	387	380,447
5.60%, 11/30/39	540	594,234
5.88%, 11/29/32(a)	556	636,777
7.13%, 12/01/96	137	181,315
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(b)	412	287,276
		28,894,050
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	280	259,885
4.00%, 08/15/45	430	410,213
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	183	150,110
3.70%, 08/15/42	231	202,230
4.15%, 03/15/47 (Call 09/15/46)	392	375,991
4.38%, 06/15/45 (Call 12/15/44)	240	234,539
6.00%, 05/15/37	215	252,496
GSK Consumer Healthcare Capital US LLC, 4.00%,
03/24/52 (Call 09/24/51)(b)	200	180,844
Procter & Gamble Co. (The)
3.50%, 10/25/47	90	82,666
3.55%, 03/25/40	541	505,365
3.60%, 03/25/50(a)	366	344,529
5.50%, 02/01/34	115	131,166
5.55%, 03/05/37	430	503,468

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
5.90%, 11/15/32	$611	$711,349
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	442	327,242
		4,672,093
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	275	242,582
4.20%, 05/15/47 (Call 11/15/46)	255	240,604
4.60%, 06/15/45 (Call 12/15/44)	411	405,031
		888,217
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	1,037	854,545
3.85%, 10/29/41 (Call 04/29/41)	897	700,588
American Express Co., 4.05%, 12/03/42	223	207,146
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(a)(b)	400	297,540
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	218	153,408
2.85%, 08/05/51 (Call 02/05/51)(b)	360	255,022
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	475	366,805
3.50%, 09/10/49 (Call 03/10/49)(b)	270	218,132
4.00%, 10/02/47 (Call 04/02/47)(b)	265	235,521
4.45%, 07/15/45(b)	225	209,785
5.00%, 06/15/44(b)	311	312,105
6.25%, 08/15/42(b)	175	196,351
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	205	140,280
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	342	264,763
3.63%, 02/15/52 (Call 08/15/51)	250	193,401
4.70%, 09/20/47 (Call 03/20/47)(a)	529	495,697
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	261	198,908
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	538	382,954
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	441	428,520
5.30%, 09/15/43 (Call 03/15/43)	504	559,448
Credit Suisse USA Inc., 7.13%, 07/15/32	509	600,503
FMR LLC
4.95%, 02/01/33(b)	35	36,246
5.15%, 02/01/43(b)	250	252,690
6.45%, 11/15/39(a)(b)	380	440,764
6.50%, 12/14/40(b)	352	411,905
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	295	214,581
Invesco Finance PLC, 5.38%, 11/30/43	261	262,745
Jefferies Financial Group Inc., 6.63%, 10/23/43
(Call 07/23/43)	178	182,662
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	50	40,438
6.25%, 01/15/36	445	463,169
6.50%, 01/20/43(a)	269	282,937
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(b)	291	297,335
Legg Mason Inc., 5.63%, 01/15/44	305	327,258
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	521	426,076
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	366	295,558
3.65%, 06/01/49 (Call 12/01/48)	548	500,163
3.80%, 11/21/46 (Call 05/21/46)	425	394,038
3.85%, 03/26/50 (Call 09/26/49)	854	799,897
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.95%, 02/26/48 (Call 08/26/47)	$332	$315,642
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	443	314,040
3.25%, 04/28/50 (Call 10/28/49)	463	350,374
3.95%, 03/07/52 (Call 09/07/51)	175	148,028
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	170	159,977
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	236	238,585
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	429	370,595
4.95%, 07/15/46(a)	506	511,426
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	1,078	735,242
2.70%, 04/15/40 (Call 10/15/39)(a)	641	537,441
3.65%, 09/15/47 (Call 03/15/47)	459	420,814
4.15%, 12/14/35 (Call 06/14/35)	717	737,524
4.30%, 12/14/45 (Call 06/14/45)	2,005	2,047,478
Western Union Co. (The)
6.20%, 11/17/36	397	410,205
6.20%, 06/21/40(a)	165	165,170
		20,362,425
Electric — 12.0%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	377	313,543
4.00%, 10/03/49(b)	268	248,235
6.50%, 10/27/36(a)(b)	635	765,545
Acwa Power Management And Investments One Ltd.,
5.95%, 12/15/39(a)(b)	384	396,457
Adani Transmission Step-One Ltd., 4.25%, 05/21/36
(Call 11/21/35)(b)	13	11,321
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	176	139,089
3.80%, 10/01/47 (Call 04/01/47)	158	132,851
5.25%, 05/15/52 (Call 11/15/51)	415	442,280
Series E, 6.65%, 02/15/33	234	269,333
Series G, 4.15%, 05/01/49 (Call 11/01/48)	134	118,390
Series H, 3.45%, 01/15/50 (Call 07/15/49)	220	174,965
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	110	86,743
3.75%, 12/01/47 (Call 06/01/47)	275	240,884
3.80%, 06/15/49 (Call 12/15/48)	157	138,638
4.00%, 12/01/46 (Call 06/01/46)(a)	300	274,147
4.25%, 09/15/48 (Call 03/15/48)	244	232,139
Series M, 3.65%, 04/01/50 (Call 10/01/49)	252	215,943
Series N, 2.75%, 08/15/51 (Call 02/15/51)	202	148,786
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	250	191,617
3.13%, 07/15/51 (Call 01/15/51)	285	222,245
3.45%, 10/01/49 (Call 04/01/49)	267	219,237
3.75%, 03/01/45 (Call 09/01/44)	425	367,064
3.85%, 12/01/42	210	185,595
4.10%, 01/15/42	90	81,855
4.15%, 08/15/44 (Call 02/15/44)(a)	257	235,997
4.30%, 01/02/46 (Call 07/02/45)	255	238,937
5.50%, 03/15/41	238	256,390
5.70%, 02/15/33	55	61,358
6.00%, 03/01/39	232	262,882
6.13%, 05/15/38(a)	40	45,846
Series 11-C, 5.20%, 06/01/41	220	226,498
Series A, 4.30%, 07/15/48 (Call 01/15/48)	282	264,026

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series B, 3.70%, 12/01/47 (Call 06/01/47)	$330	$284,966
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	578	440,335
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	217	165,157
3.25%, 03/15/50 (Call 09/15/49)	217	176,971
3.70%, 12/01/47 (Call 06/01/47)	307	272,469
4.15%, 03/15/46 (Call 09/15/45)	305	287,359
4.30%, 07/01/44 (Call 01/01/44)	190	178,286
4.50%, 03/15/49 (Call 09/15/48)	290	288,244
4.80%, 12/15/43 (Call 06/15/43)	180	176,484
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	182	137,005
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(b)	176	174,349
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	136	123,046
4.45%, 06/01/45 (Call 12/01/44)	126	115,147
7.00%, 04/01/38	310	377,382
Series L, 5.80%, 10/01/35	195	206,921
Series P, 6.70%, 08/15/37	170	196,493
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	186	173,952
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	245	202,619
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	210	140,937
3.35%, 05/15/50 (Call 11/15/49)	288	221,070
3.50%, 12/01/49 (Call 06/01/49)	112	88,582
3.75%, 05/15/46 (Call 11/15/45)	221	184,862
4.20%, 08/15/48 (Call 02/15/48)	323	286,702
4.25%, 03/01/49 (Call 09/01/48)	241	216,742
4.35%, 11/15/45 (Call 05/15/45)	32	28,524
4.50%, 04/01/42 (Call 10/01/41)	396	362,031
4.70%, 01/15/44 (Call 07/15/43)	110	98,914
5.05%, 09/01/41 (Call 03/01/41)	220	214,667
5.50%, 09/01/35(a)	245	252,277
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	270	249,997
4.35%, 06/01/48 (Call 12/01/47)(a)	176	167,740
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)(a)	298	226,798
3.20%, 09/15/49 (Call 03/15/49)	297	237,180
3.50%, 08/15/46 (Call 02/15/46)	340	287,971
3.75%, 08/15/47 (Call 02/15/47)	70	61,795
4.25%, 09/15/48 (Call 03/15/48)	235	223,604
6.35%, 10/01/36	100	118,204
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(b)	279	245,148
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	581	434,172
3.80%, 07/15/48 (Call 01/15/48)	392	343,140
4.25%, 10/15/50 (Call 04/15/50)	468	439,348
4.45%, 01/15/49 (Call 07/15/48)	503	486,133
4.50%, 02/01/45 (Call 08/01/44)	343	327,860
4.60%, 05/01/53 (Call 01/11/52)(b)	300	299,018
5.15%, 11/15/43 (Call 05/15/43)	228	237,500
5.95%, 05/15/37	385	435,810
6.13%, 04/01/36	932	1,075,053
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	224	187,019
4.20%, 09/15/46 (Call 03/15/46)	185	161,872
4.35%, 05/01/33 (Call 02/01/33)	121	116,360
	Par
Security	(000)	Value

Electric (continued)
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	$193	$199,960
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	395	349,838
3.60%, 03/01/52 (Call 09/01/51)	130	114,559
3.95%, 03/01/48 (Call 09/01/47)	285	263,285
4.50%, 04/01/44 (Call 10/01/43)	392	392,036
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	535	523,024
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	205	159,687
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	215	182,081
Series K2, 6.95%, 03/15/33	15	18,353
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	187	154,754
CEZ AS, 5.63%, 04/03/42(a)(b)	248	255,417
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	175	166,764
Cleco Power LLC
6.00%, 12/01/40(a)	203	221,875
6.50%, 12/01/35	385	446,951
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	237	256,811
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	160	150,289
4.88%, 03/01/44 (Call 09/01/43)	231	228,900
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)(b)	268	261,084
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(b)	489	389,004
4.68%, 02/09/51 (Call 08/09/50)(b)	362	262,273
5.75%, 02/14/42(b)	561	496,070
6.13%, 06/16/45(b)	380	350,079
6.26%, 02/15/52 (Call 08/15/51)(b)	380	324,900
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	298	236,428
3.65%, 06/15/46 (Call 12/15/45)	405	356,685
3.70%, 03/01/45 (Call 09/01/44)	158	138,230
3.80%, 10/01/42 (Call 04/01/42)	235	211,466
4.00%, 03/01/48 (Call 09/01/47)	291	271,869
4.00%, 03/01/49 (Call 09/01/48)	133	123,127
4.35%, 11/15/45 (Call 05/15/45)	348	335,005
4.60%, 08/15/43 (Call 02/15/43)	190	190,447
4.70%, 01/15/44 (Call 07/15/43)	215	218,166
6.45%, 01/15/38	374	451,779
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	292	264,715
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	225	182,796
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	384	310,438
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	315	237,144
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	245	229,295
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	187	176,546
4.30%, 04/15/44 (Call 10/15/43)	199	190,562
6.35%, 06/01/36	200	233,709
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	175	160,024
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	290	228,297
3.60%, 06/15/61 (Call 12/15/60)(a)	510	412,186
3.70%, 11/15/59 (Call 05/15/59)(a)	318	258,631
3.85%, 06/15/46 (Call 12/15/45)(a)	162	140,567
3.95%, 03/01/43 (Call 09/01/42)	215	191,565
4.45%, 03/15/44 (Call 09/15/43)	360	344,808
4.50%, 12/01/45 (Call 06/01/45)	193	182,947
4.50%, 05/15/58 (Call 11/15/57)	231	214,992
4.63%, 12/01/54 (Call 06/01/54)	299	285,975

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.70%, 06/15/40	$280	$304,663
Series 05-A, 5.30%, 03/01/35	195	204,796
Series 06-A, 5.85%, 03/15/36	437	478,721
Series 06-B, 6.20%, 06/15/36	360	411,673
Series 06-E, 5.70%, 12/01/36	265	286,329
Series 07-A, 6.30%, 08/15/37	430	499,321
Series 08-B, 6.75%, 04/01/38	525	631,344
Series 09-C, 5.50%, 12/01/39	560	609,108
Series 12-A, 4.20%, 03/15/42	230	210,526
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	76	66,029
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	661	595,867
Series A, 4.13%, 05/15/49 (Call 11/15/48)	293	267,543
Series C, 3.00%, 12/01/60 (Call 06/01/60)	330	235,282
Series C, 4.00%, 11/15/57 (Call 05/15/57)	224	192,042
Series C, 4.30%, 12/01/56 (Call 06/01/56)	326	292,905
Series E, 4.65%, 12/01/48 (Call 06/01/48)	264	259,662
Consorcio Transmantaro SA, 5.20%, 04/11/38
(Call 01/11/38)(b)	510	478,125
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	248	243,187
6.25%, 10/01/39	653	685,650
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	138	91,888
2.65%, 08/15/52 (Call 02/15/52)	190	137,872
3.10%, 08/15/50 (Call 02/15/50)	331	263,196
3.25%, 08/15/46 (Call 02/15/46)	350	290,985
3.50%, 08/01/51 (Call 02/01/51)	341	290,477
3.75%, 02/15/50 (Call 08/15/49)	203	181,438
3.95%, 05/15/43 (Call 11/15/42)	250	228,899
3.95%, 07/15/47 (Call 01/15/47)	300	278,521
4.05%, 05/15/48 (Call 11/15/47)	350	328,052
4.35%, 04/15/49 (Call 10/15/48)	310	303,872
4.35%, 08/31/64 (Call 02/28/64)	159	146,949
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	206	184,328
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	200	176,466
4.15%, 05/15/45 (Call 11/15/44)	250	228,394
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	257	245,732
7.00%, 06/15/38	279	333,902
Series A, 4.60%, 03/15/49 (Call 09/15/48)	155	149,456
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	244	200,819
Series B, 5.95%, 06/15/35	289	316,459
Series C, 4.05%, 09/15/42 (Call 03/15/42)	245	217,229
Series C, 4.90%, 08/01/41 (Call 02/01/41)	284	281,149
Series E, 6.30%, 03/15/33	276	311,232
Series F, 5.25%, 08/01/33	380	396,295
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	338	327,995
5.10%, 06/01/65 (Call 12/01/64)	271	278,254
5.30%, 05/15/33(a)	185	201,805
5.45%, 02/01/41 (Call 08/01/40)(a)	240	252,600
6.05%, 01/15/38	228	259,769
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)(a)	50	39,356
3.70%, 03/15/45 (Call 09/15/44)	216	189,979
3.70%, 06/01/46 (Call 12/01/45)	160	142,006
3.75%, 08/15/47 (Call 02/15/47)	225	202,358
3.95%, 06/15/42 (Call 12/15/41)	173	155,506
	Par
Security	(000)	Value

Electric (continued)
3.95%, 03/01/49 (Call 09/01/48)	$438	$403,758
4.30%, 07/01/44 (Call 01/01/44)	241	233,044
5.70%, 10/01/37	258	287,198
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	121	113,653
Series A, 4.05%, 05/15/48 (Call 11/15/47)	375	353,124
Series A, 6.63%, 06/01/36(a)	235	279,938
Series B, 3.25%, 04/01/51 (Call 10/01/50)	267	220,249
Series B, 3.65%, 03/01/52 (Call 09/01/51)(a)	325	289,887
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	376	307,469
3.45%, 04/15/51 (Call 10/15/50)	184	157,917
3.55%, 03/15/52 (Call 09/15/51)	125	108,660
3.70%, 12/01/47 (Call 06/01/47)	382	338,881
3.75%, 06/01/45 (Call 12/01/44)	317	278,400
3.88%, 03/15/46 (Call 09/15/45)	298	273,151
3.95%, 03/15/48 (Call 09/15/47)	273	250,139
4.00%, 09/30/42 (Call 03/30/42)	363	335,658
4.25%, 12/15/41 (Call 06/15/41)	464	441,819
5.30%, 02/15/40	347	372,297
6.00%, 01/15/38	324	372,276
6.05%, 04/15/38	314	360,734
6.10%, 06/01/37	333	369,928
6.45%, 10/15/32	241	276,945
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	347	279,908
3.50%, 06/15/51 (Call 12/15/50)	342	267,947
3.75%, 09/01/46 (Call 03/01/46)	698	577,940
3.95%, 08/15/47 (Call 02/15/47)	301	255,184
4.20%, 06/15/49 (Call 12/15/48)	223	194,544
4.80%, 12/15/45 (Call 06/15/45)	347	333,303
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	180	139,557
3.40%, 10/01/46 (Call 04/01/46)	358	298,479
3.85%, 11/15/42 (Call 05/15/42)	250	222,590
4.20%, 07/15/48 (Call 01/15/48)	252	237,834
5.65%, 04/01/40	196	216,874
6.35%, 09/15/37	321	375,327
6.40%, 06/15/38	440	528,879
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	250	184,983
3.75%, 05/15/46 (Call 11/15/45)	286	251,010
6.12%, 10/15/35	250	277,492
6.35%, 08/15/38	320	372,251
6.45%, 04/01/39	285	335,455
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	181,059
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	196	198,090
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	246	196,315
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	215	187,675
4.30%, 02/01/49 (Call 08/01/48)	172	163,517
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	300	216,276
2.90%, 08/15/51 (Call 02/15/51)	217	166,516
3.60%, 09/15/47 (Call 03/15/47)	300	260,532
3.70%, 10/15/46 (Call 04/15/46)	181	159,180
4.00%, 04/01/52 (Call 10/01/51)	410	388,184
4.10%, 05/15/42 (Call 11/15/41)	262	244,872
4.10%, 03/15/43 (Call 09/15/42)	301	280,048
4.15%, 12/01/44 (Call 06/01/44)	299	279,734
4.20%, 08/15/45 (Call 02/15/45)	367	345,429

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.38%, 03/30/44 (Call 09/30/43)	$275	$266,221
6.30%, 04/01/38	240	284,960
E.ON International Finance BV, 6.65%, 04/30/38(b)	739	839,711
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	115	112,451
6.00%, 05/15/35	476	523,335
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(b)	223	213,346
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	341	312,328
4.88%, 01/22/44(b)	613	540,877
4.95%, 10/13/45 (Call 04/13/45)(b)	528	468,912
5.00%, 09/21/48 (Call 03/21/48)(b)	769	693,724
5.25%, 10/13/55 (Call 04/13/55)(b)	231	210,218
5.60%, 01/27/40(b)	520	510,234
6.00%, 01/22/2114(b)	289	279,870
6.95%, 01/26/39(b)	1,100	1,240,851
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	491	453,612
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%,
08/01/35(a)(b)	215	213,925
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	350	311,500
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(b)	204	148,643
4.75%, 05/25/47(a)(b)	582	557,593
6.00%, 10/07/39(b)	1,312	1,414,807
6.80%, 09/15/37(a)(b)	635	749,462
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	467	339,746
3.35%, 06/15/52 (Call 12/15/51)	425	348,876
4.20%, 04/01/49 (Call 10/01/48)	218	209,549
4.95%, 12/15/44 (Call 12/15/24)	570	570,712
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	305	251,492
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	391	297,920
3.10%, 06/15/41 (Call 12/15/40)	344	283,474
4.00%, 03/15/33 (Call 12/15/32)	576	570,037
4.20%, 09/01/48 (Call 03/01/48)	514	490,689
4.20%, 04/01/50 (Call 10/01/49)	346	328,996
4.95%, 01/15/45 (Call 01/15/25)	230	230,968
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	240	201,317
3.85%, 06/01/49 (Call 12/01/48)	261	232,791
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	270	221,657
4.50%, 03/30/39 (Call 09/30/38)	253	245,025
5.15%, 06/01/45 (Call 06/01/25)	40	40,418
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	131	104,621
3.45%, 04/15/50 (Call 10/15/49)	190	156,724
4.10%, 04/01/43 (Call 10/01/42)	267	243,283
4.13%, 03/01/42 (Call 09/01/41)	511	482,078
4.25%, 12/01/45 (Call 06/01/45)	187	172,536
4.63%, 09/01/43 (Call 03/01/43)	199	189,645
Evergy Kansas South Inc., 4.30%, 07/15/44
(Call 01/15/44)(b)	70	65,789
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	205	186,743
4.20%, 03/15/48 (Call 09/15/47)	190	182,509
5.30%, 10/01/41 (Call 04/01/41)	269	283,135
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	145	132,828
Series B, 6.05%, 11/15/35	150	172,215
	Par
Security	(000)	Value

Electric (continued)
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	$330	$261,558
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	215	191,640
4.45%, 04/15/46 (Call 10/15/45)	398	377,393
4.70%, 04/15/50 (Call 10/15/49)	318	309,139
4.95%, 06/15/35 (Call 12/15/34)	20	20,122
5.10%, 06/15/45 (Call 12/15/44)	401	409,526
5.63%, 06/15/35	437	467,912
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	338	334,714
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	439	336,124
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	233	198,231
5.45%, 07/15/44 (Call 01/15/44)(b)	255	244,761
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	550	435,116
3.15%, 10/01/49 (Call 04/01/49)	365	301,241
3.70%, 12/01/47 (Call 06/01/47)	443	403,151
3.80%, 12/15/42 (Call 06/15/42)	332	307,213
3.95%, 03/01/48 (Call 09/01/47)	516	488,449
3.99%, 03/01/49 (Call 09/01/48)	270	255,813
4.05%, 06/01/42 (Call 12/01/41)	384	367,973
4.05%, 10/01/44 (Call 04/01/44)	384	366,019
4.13%, 02/01/42 (Call 08/01/41)	455	440,203
4.13%, 06/01/48 (Call 12/01/47)	302	294,091
4.95%, 06/01/35	220	238,470
5.13%, 06/01/41 (Call 12/01/40)	210	222,417
5.25%, 02/01/41 (Call 08/01/40)	255	276,102
5.63%, 04/01/34(a)	205	235,284
5.65%, 02/01/37	266	303,450
5.69%, 03/01/40	326	372,710
5.95%, 10/01/33(a)	205	237,154
5.95%, 02/01/38	280	324,281
5.96%, 04/01/39	260	293,561
Georgia Power Co.
4.30%, 03/15/42	659	600,284
4.30%, 03/15/43	226	203,192
5.13%, 05/15/52 (Call 11/15/51)	200	207,277
5.40%, 06/01/40	100	99,594
Series 10-C, 4.75%, 09/01/40	435	416,881
Series A, 3.25%, 03/15/51 (Call 09/15/50)	345	268,915
Series B, 3.70%, 01/30/50 (Call 07/30/49)	209	172,514
Great River Energy, 6.25%, 07/01/38(a)(b)	457	502,477
Iberdrola International BV, 6.75%, 07/15/36(a)	390	473,435
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	159	133,843
Series K, 4.20%, 03/01/48 (Call 09/01/47)	140	131,417
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	185	145,929
4.25%, 08/15/48 (Call 02/15/48)	285	263,238
6.05%, 03/15/37	239	271,585
Series K, 4.55%, 03/15/46 (Call 09/15/45)	235	226,196
Series L, 3.75%, 07/01/47 (Call 01/01/47)	190	163,388
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)(b)	298	271,739
4.70%, 09/01/45 (Call 03/01/45)(b)	192	184,825
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	375	291,566
4.88%, 01/14/48(a)(b)	342	269,585
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	825	716,595

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Interconexion Electrica SA ESP, 3.83%, 11/26/33
(Call 08/26/33)(b)	$186	$158,094
International Transmission Co., 4.63%, 08/15/43
(Call 02/15/43)(a)	190	189,750
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	305	232,346
3.50%, 09/30/49 (Call 03/30/49)	213	173,764
3.70%, 09/15/46 (Call 03/15/46)(a)	180	154,028
4.70%, 10/15/43 (Call 04/15/43)(a)	188	181,755
6.25%, 07/15/39	275	319,267
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	197	205,115
Jersey Central Power & Light Co., 6.15%, 06/01/37	311	348,346
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(a)	220	177,037
4.38%, 10/01/45 (Call 04/01/45)	320	298,300
5.13%, 11/01/40 (Call 05/01/40)	807	835,448
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	195	187,959
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	198	193,523
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	29	27,178
4.38%, 10/01/45 (Call 04/01/45)	195	181,776
4.65%, 11/15/43 (Call 05/15/43)	167	160,073
Louisville Gas and Electric Co., 5.13%, 11/15/40
(Call 05/15/40)	75	76,365
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	420	357,278
5.90%, 11/15/39(b)	265	284,867
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32(b)	29	28,587
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	360	269,318
3.15%, 04/15/50 (Call 10/15/49)	465	379,240
3.65%, 08/01/48 (Call 02/01/48)	445	393,850
3.95%, 08/01/47 (Call 02/01/47)	355	328,949
4.25%, 05/01/46 (Call 11/01/45)	326	315,645
4.25%, 07/15/49 (Call 01/15/49)	564	547,840
4.40%, 10/15/44 (Call 04/15/44)(a)	295	287,516
4.80%, 09/15/43 (Call 03/15/43)	271	277,106
5.75%, 11/01/35(a)	276	311,633
5.80%, 10/15/36	210	234,206
Minejesa Capital BV, 5.63%, 08/10/37(b)	510	433,770
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	350	315,140
Series B, 3.10%, 07/30/51 (Call 01/30/51)	125	92,859
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)(b)	197	202,038
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	237	205,935
5.64%, 03/15/40(b)	110	114,747
National Grid USA, 5.80%, 04/01/35	230	249,159
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	280	274,423
4.30%, 03/15/49 (Call 09/15/48)	251	239,984
4.40%, 11/01/48 (Call 05/01/48)	219	212,937
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	200	201,435
5.45%, 05/15/41 (Call 11/15/40)	130	134,725
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(a)	171	131,048
Series N, 6.65%, 04/01/36	250	300,427
Series R, 6.75%, 07/01/37	270	324,678
	Par
Security	(000)	Value

Electric (continued)
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	$179	$121,541
3.80%, 12/05/47 (Call 06/05/47)(b)	140	118,231
New York State Electric & Gas Corp., 3.30%, 09/15/49
(Call 03/15/49)(b)	180	143,040
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52
(Call 07/15/51)(a)	245	182,568
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	352	252,107
4.12%, 11/28/42(b)	35	30,571
4.28%, 10/01/34 (Call 04/01/34)(b)	262	257,078
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	334	247,246
2.90%, 03/01/50 (Call 09/01/49)	280	222,394
3.20%, 04/01/52 (Call 10/01/51)	166	136,901
3.40%, 08/15/42 (Call 02/15/42)(a)	183	158,230
3.60%, 05/15/46 (Call 11/15/45)	202	180,918
3.60%, 09/15/47 (Call 03/15/47)	218	193,033
4.00%, 08/15/45 (Call 02/15/45)	170	156,165
4.13%, 05/15/44 (Call 11/15/43)	188	177,160
4.50%, 06/01/52 (Call 01/12/51)	60	62,504
4.85%, 08/15/40 (Call 02/15/40)	205	211,793
5.25%, 07/15/35	212	229,406
5.35%, 11/01/39	245	271,319
6.20%, 07/01/37	225	267,137
6.25%, 06/01/36	311	369,923
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	78	69,808
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	350	277,369
4.40%, 03/01/44 (Call 09/01/43)	161	155,146
4.55%, 06/01/52 (Call 12/01/51)	315	318,993
5.50%, 03/15/40	547	603,534
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	114	93,286
4.20%, 12/01/42(a)	180	150,231
4.25%, 04/01/46 (Call 10/01/45)	195	164,165
4.50%, 04/01/47 (Call 10/01/46)(b)	200	181,089
4.55%, 06/01/44(a)	110	96,770
5.05%, 10/01/48 (Call 04/01/48)(a)	315	310,801
5.25%, 09/01/50	205	205,370
5.38%, 11/01/40	225	227,507
5.95%, 11/01/39(a)	258	280,084
Ohio Edison Co.
6.88%, 07/15/36	200	240,597
8.25%, 10/15/38	180	239,243
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	160,237
4.15%, 04/01/48 (Call 10/01/47)	235	213,948
Series D, 6.60%, 03/01/33(a)	170	204,334
Series F, 5.85%, 10/01/35	315	348,001
Series G, 6.60%, 02/15/33	210	245,855
Series R, 2.90%, 10/01/51 (Call 04/01/51)	305	225,107
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	165	145,264
3.90%, 05/01/43 (Call 11/01/42)	50	42,083
4.00%, 12/15/44 (Call 06/15/44)	30	25,614
4.15%, 04/01/47 (Call 10/01/46)	166	153,959
4.55%, 03/15/44 (Call 09/15/43)(a)	65	61,239
5.25%, 05/15/41 (Call 11/15/40)	240	244,919
5.85%, 06/01/40(a)	405	449,479

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)	$270	$204,630
3.10%, 09/15/49 (Call 03/15/49)	245	196,983
3.70%, 05/15/50 (Call 11/15/49)	160	143,987
3.75%, 04/01/45 (Call 10/01/44)	242	216,161
3.80%, 09/30/47 (Call 03/30/47)	271	245,946
3.80%, 06/01/49 (Call 12/01/48)	195	177,283
4.10%, 11/15/48 (Call 05/15/48)	262	248,194
4.55%, 12/01/41 (Call 06/01/41)(a)	215	215,201
4.60%, 06/01/52 (Call 01/12/51)(b)	500	522,083
5.25%, 09/30/40	490	542,741
5.30%, 06/01/42 (Call 12/01/41)	105	114,218
5.35%, 10/01/52 (Call 04/01/52)(a)	120	136,030
7.25%, 01/15/33	501	629,854
7.50%, 09/01/38	380	503,479
Pacific Gas & Electric Co., 4.50%, 12/15/41
(Call 06/15/41)(a)	210	161,960
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	535	392,269
3.50%, 08/01/50 (Call 02/01/50)	1,027	720,355
3.75%, 08/15/42 (Call 02/15/42)	199	143,090
3.95%, 12/01/47 (Call 06/01/47)	569	413,337
4.00%, 12/01/46 (Call 06/01/46)	395	285,044
4.20%, 06/01/41 (Call 12/01/40)	122	94,311
4.25%, 03/15/46 (Call 09/15/45)	305	234,062
4.30%, 03/15/45 (Call 09/15/44)	365	275,523
4.45%, 04/15/42 (Call 10/15/41)	220	172,443
4.50%, 07/01/40 (Call 01/01/40)	1,106	900,800
4.60%, 06/15/43 (Call 12/15/42)	316	252,442
4.75%, 02/15/44 (Call 08/15/43)	426	345,306
4.95%, 07/01/50 (Call 01/01/50)	1,567	1,307,399
5.25%, 03/01/52 (Call 09/01/51)	435	380,818
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	594	451,942
3.30%, 03/15/51 (Call 09/15/50)	320	262,358
4.10%, 02/01/42 (Call 08/01/41)	107	97,704
4.13%, 01/15/49 (Call 07/15/48)	330	307,821
4.15%, 02/15/50 (Call 08/15/49)	267	248,552
5.25%, 06/15/35(a)	240	253,300
5.75%, 04/01/37	365	404,943
6.00%, 01/15/39	369	417,558
6.10%, 08/01/36	260	294,192
6.25%, 10/15/37	375	438,205
6.35%, 07/15/38	195	229,592
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	252	190,614
2.85%, 09/15/51 (Call 03/15/51)	280	212,903
3.00%, 09/15/49 (Call 03/15/49)	231	181,860
3.05%, 03/15/51 (Call 09/15/50)	210	165,121
3.70%, 09/15/47 (Call 03/15/47)	94	84,362
3.90%, 03/01/48 (Call 09/01/47)	409	377,596
4.15%, 10/01/44 (Call 04/01/44)	119	112,271
4.60%, 05/15/52 (Call 11/15/51)	500	521,645
4.80%, 10/15/43 (Call 04/15/43)	185	180,827
5.95%, 10/01/36	131	150,762
Pennsylvania Electric Co., 6.15%, 10/01/38(a)	185	205,607
Perusahaan Listrik Negara PT, 4.00%, 06/30/50
(Call 12/30/49)(b)	753	579,464
	Par
Security	(000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.38%, 02/05/50(b)	$290	$232,377
4.88%, 07/17/49(b)	531	451,456
5.25%, 10/24/42(b)	702	650,424
5.25%, 05/15/47(b)	30	27,236
6.15%, 05/21/48(b)	640	634,246
6.25%, 01/25/49(b)	370	370,000
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	401	374,209
6.50%, 11/15/37	400	483,400
7.90%, 12/15/38(a)	220	291,471
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	160	125,363
3.95%, 06/01/47 (Call 12/01/46)	300	275,081
4.13%, 06/15/44 (Call 12/15/43)	162	148,210
4.15%, 10/01/45 (Call 04/01/45)	196	181,067
4.15%, 06/15/48 (Call 12/15/47)	183	172,304
4.75%, 07/15/43 (Call 01/15/43)	195	197,008
5.20%, 07/15/41 (Call 01/15/41)	185	192,202
6.25%, 05/15/39	255	298,920
Progress Energy Inc., 6.00%, 12/01/39	355	389,610
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	195	165,864
3.60%, 09/15/42 (Call 03/15/42)	232	207,823
3.80%, 06/15/47 (Call 12/15/46)	167	150,917
3.95%, 03/15/43 (Call 09/15/42)	190	163,715
4.05%, 09/15/49 (Call 03/15/49)	105	98,369
4.10%, 06/15/48 (Call 12/15/47)	225	211,103
4.30%, 03/15/44 (Call 09/15/43)	130	123,042
4.50%, 06/01/52 (Call 01/12/51)	230	235,493
4.75%, 08/15/41 (Call 02/15/41)	154	153,819
6.50%, 08/01/38	175	211,149
Series 17, 6.25%, 09/01/37(a)	235	283,423
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	255	206,417
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	145	107,379
Public Service Co. of New Hampshire, 3.60%, 07/01/49
(Call 01/01/49)(a)	74	64,040
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	95	110,208
Series K, 3.15%, 08/15/51 (Call 02/15/51)	187	143,972
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	221	143,921
2.70%, 05/01/50 (Call 11/01/49)	251	188,197
3.00%, 03/01/51 (Call 09/01/50)	272	213,881
3.15%, 01/01/50 (Call 07/01/49)	190	153,629
3.20%, 08/01/49 (Call 02/01/49)(a)	180	147,540
3.60%, 12/01/47 (Call 06/01/47)	238	208,527
3.65%, 09/01/42 (Call 03/01/42)	152	134,694
3.80%, 01/01/43 (Call 07/01/42)	150	135,640
3.80%, 03/01/46 (Call 09/01/45)	394	357,284
3.85%, 05/01/49 (Call 11/01/48)	239	216,814
3.95%, 05/01/42 (Call 11/01/41)	288	266,738
4.05%, 05/01/48 (Call 11/01/47)	200	187,888
4.15%, 11/01/45 (Call 05/01/45)	166	149,859
5.38%, 11/01/39	140	151,711
5.50%, 03/01/40	260	287,213
5.70%, 12/01/36	190	211,480
5.80%, 05/01/37(a)	319	365,883
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	49,974

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series K, 4.05%, 05/01/45 (Call 11/01/44)	$165	$149,565
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	120	89,975
3.25%, 09/15/49 (Call 03/15/49)	126	99,470
4.22%, 06/15/48 (Call 12/15/47)	195	179,875
4.30%, 05/20/45 (Call 11/20/44)	186	174,117
4.43%, 11/15/41 (Call 05/15/41)	205	189,802
5.48%, 06/01/35	361	387,285
5.64%, 04/15/41 (Call 10/15/40)	205	223,033
5.76%, 10/01/39(a)	270	297,733
5.76%, 07/15/40	245	267,877
5.80%, 03/15/40	306	338,155
6.27%, 03/15/37	255	292,760
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	450	520,335
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	50	44,472
3.95%, 11/15/41(a)	375	336,872
4.15%, 05/15/48 (Call 11/15/47)	193	182,095
4.30%, 04/01/42 (Call 10/01/41)	150	139,101
4.50%, 08/15/40	529	517,120
5.35%, 05/15/35	65	69,672
5.35%, 05/15/40(a)	325	342,799
6.00%, 06/01/39	233	265,611
Series FFF, 6.13%, 09/15/37	25	27,478
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	250	220,438
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	191	178,399
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	94	77,319
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	435	340,335
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	489,371
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	622	630,163
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	475	420,132
4.00%, 02/01/48 (Call 08/01/47)(a)	423	368,497
6.00%, 10/15/39	609	676,691
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	180,377
Solar Star Funding LLC, 3.95%, 06/30/35(b)	16	15,697
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	360	279,934
3.65%, 02/01/50 (Call 08/01/49)	612	489,060
3.90%, 12/01/41 (Call 06/01/41)	202	164,574
4.00%, 04/01/47 (Call 10/01/46)	836	714,032
4.05%, 03/15/42 (Call 09/15/41)	142	121,919
4.50%, 09/01/40 (Call 03/01/40)	324	296,839
4.65%, 10/01/43 (Call 04/01/43)	291	271,575
5.50%, 03/15/40	455	464,795
5.63%, 02/01/36	299	311,338
6.00%, 01/15/34	307	334,975
6.05%, 03/15/39	382	413,329
Series 04-G, 5.75%, 04/01/35	255	270,469
Series 05-B, 5.55%, 01/15/36	235	239,305
Series 05-E, 5.35%, 07/15/35	260	264,557
Series 06-E, 5.55%, 01/15/37	275	283,864
Series 08-A, 5.95%, 02/01/38	372	401,961
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	234	197,506
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	388	274,803
Series B, 4.88%, 03/01/49 (Call 09/01/48)	354	335,405
Series C, 3.60%, 02/01/45 (Call 08/01/44)	192	150,640
Series C, 4.13%, 03/01/48 (Call 09/01/47)	682	585,763
Series E, 5.45%, 06/01/52 (Call 12/01/51)	335	343,382
Series H, 3.65%, 06/01/51 (Call 12/01/50)	325	259,616
	Par
Security	(000)	Value

Electric (continued)
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	$181	$173,173
4.40%, 07/01/46 (Call 01/01/46)	960	888,620
Southern Power Co.
5.15%, 09/15/41	395	387,257
5.25%, 07/15/43	170	165,808
Series F, 4.95%, 12/15/46 (Call 06/15/46)	296	284,060
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	160	122,822
6.20%, 03/15/40	239	268,150
Series J, 3.90%, 04/01/45 (Call 10/01/44)	236	197,694
Series L, 3.85%, 02/01/48 (Call 08/01/47)	278	233,205
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	187	153,968
3.70%, 08/15/47 (Call 02/15/47)	108	93,384
3.75%, 06/15/49 (Call 12/15/48)	101	88,506
4.50%, 08/15/41 (Call 02/15/41)	202	196,741
6.00%, 10/01/36	203	224,001
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	195	188,648
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	198	158,510
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	5	4,528
State Grid Overseas Investment 2014 Ltd., 4.85%,
05/07/44(b)	750	791,647
State Grid Overseas Investment BVI Ltd, 4.00%,
05/04/47(a)(b)	260	244,461
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	145	118,387
3.63%, 06/15/50 (Call 12/15/49)	195	163,822
4.10%, 06/15/42 (Call 12/15/41)	191	167,480
4.20%, 05/15/45 (Call 11/15/44)	197	176,305
4.30%, 06/15/48 (Call 12/15/47)	271	255,480
4.35%, 05/15/44 (Call 11/15/43)	190	171,150
4.45%, 06/15/49 (Call 12/15/48)	186	177,666
6.15%, 05/15/37	210	238,723
6.55%, 05/15/36(a)	235	277,980
Toledo Edison Co. (The), 6.15%, 05/15/37	260	295,878
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	50	45,694
6.00%, 06/15/40(a)(b)	404	434,287
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	185	141,709
4.00%, 06/15/50 (Call 12/15/49)	189	164,010
4.85%, 12/01/48 (Call 06/01/48)	181	178,138
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	425	306,854
3.25%, 10/01/49 (Call 04/01/49)	225	182,622
3.65%, 04/15/45 (Call 10/15/44)	280	232,055
3.90%, 09/15/42 (Call 03/15/42)	426	383,357
4.00%, 04/01/48 (Call 10/01/47)	314	287,200
5.30%, 08/01/37	45	47,545
8.45%, 03/15/39	215	295,037
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	513	359,351
2.95%, 11/15/51 (Call 05/15/51)	310	239,101
3.30%, 12/01/49 (Call 06/01/49)	262	218,747
4.00%, 01/15/43 (Call 07/15/42)	321	293,266
4.45%, 02/15/44 (Call 08/15/43)	450	437,451
4.60%, 12/01/48 (Call 06/01/48)	342	341,467
6.35%, 11/30/37	125	148,259

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
8.88%, 11/15/38	$392	$571,715
Series A, 6.00%, 05/15/37	138	157,521
Series B, 3.80%, 09/15/47 (Call 03/15/47)	470	418,013
Series B, 4.20%, 05/15/45 (Call 11/15/44)	197	183,966
Series B, 6.00%, 01/15/36	368	418,376
Series C, 4.00%, 11/15/46 (Call 05/15/46)	349	320,029
Series C, 4.63%, 05/15/52 (Call 11/15/51)	350	362,042
Series D, 4.65%, 08/15/43 (Call 02/15/43)(a)	343	341,483
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	185	158,677
4.25%, 06/01/44 (Call 12/01/43)(a)	57	51,551
4.30%, 12/15/45 (Call 06/15/45)	180	165,729
4.30%, 10/15/48 (Call 04/15/48)	271	259,817
5.63%, 05/15/33	445	494,696
5.70%, 12/01/36	220	243,905
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	209	175,716
4.10%, 10/15/44 (Call 04/15/44)(a)	103	88,118
6.38%, 08/15/37	245	285,212
7.60%, 10/01/38	25	31,825
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	265	197,914
3.30%, 09/01/49 (Call 03/01/49)	160	129,226
3.67%, 12/01/42(a)	230	201,486
4.75%, 11/01/44 (Call 05/01/44)	230	230,830
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	246	199,861
4.80%, 09/15/41 (Call 03/15/41)	154	145,643
6.50%, 07/01/36(a)	350	411,277
		179,139,403
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	303	226,697
2.80%, 12/21/51 (Call 06/21/51)	565	435,199
5.25%, 11/15/39	170	183,227
6.00%, 08/15/32(a)	75	87,232
6.13%, 04/15/39	160	189,617
		1,121,972
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	354	323,791
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	399	321,059
3.81%, 11/21/47 (Call 05/21/47)	379	355,137
5.38%, 03/01/41(a)	430	484,753
5.70%, 03/15/36	5	5,789
5.70%, 03/15/37	200	231,728
Tyco Electronics Group SA, 7.13%, 10/01/37	368	467,205
		2,189,462
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	300	251,233
5.13%, 08/11/61 (Call 08/11/60)(b)	860	719,947
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(b)	350	252,058
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	361	273,551
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,271	965,960
		2,462,749
	Par
Security	(000)	Value

Entertainment — 0.5%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	$2,670	$2,413,337
5.14%, 03/15/52 (Call 09/15/51)(b)	4,440	3,972,655
5.39%, 03/15/62 (Call 09/15/61)(b)	1,445	1,294,568
		7,680,560
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	365	307,396
3.05%, 03/01/50 (Call 09/01/49)(a)	237	181,613
5.70%, 05/15/41 (Call 11/15/40)	265	289,973
6.20%, 03/01/40	207	236,132
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	471	354,004
3.05%, 04/01/50 (Call 10/01/49)	399	305,349
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	387	272,536
2.95%, 06/01/41 (Call 12/01/40)	310	249,999
3.90%, 03/01/35 (Call 09/01/34)(a)	152	142,689
4.10%, 03/01/45 (Call 09/01/44)(a)	160	149,008
4.15%, 07/15/49 (Call 01/15/49)	381	360,950
		2,849,649
Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51
(Call 11/17/50)(b)	330	276,639
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)(a)	327	242,433
4.80%, 03/15/48 (Call 09/15/47)	473	461,171
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	220	239,579
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	600	595,214
5.40%, 11/01/48 (Call 05/01/48)	554	549,530
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(a)	383	290,669
4.15%, 02/15/43 (Call 08/15/42)	110	99,650
4.55%, 04/17/38 (Call 10/17/37)(a)	279	270,961
4.70%, 04/17/48 (Call 10/17/47)	147	146,721
5.40%, 06/15/40(a)	440	466,826
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 06/03/49)(a)(b)	365	306,866
4.70%, 11/10/47 (Call 05/10/47)(b)	359	339,596
4.88%, 06/27/44(a)(b)	290	274,923
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	29	21,696
3.13%, 11/15/49 (Call 05/15/49)	375	304,562
3.38%, 08/15/46 (Call 02/15/46)	236	203,510
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	367	288,647
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)(a)	291	247,358
6.63%, 04/15/37(a)	169	199,672
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc., 4.38%, 02/02/52 (Call 08/02/51)(b)	575	445,418
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	280	207,441
3.55%, 03/15/50 (Call 09/15/49)	285	223,839
4.25%, 03/15/35	400	384,278
4.38%, 03/15/45(a)	319	291,955
Kellogg Co., 4.50%, 04/01/46	468	447,327
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	285	309,103

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	$1,850	$1,624,465
4.63%, 10/01/39 (Call 04/01/39)	345	318,352
4.88%, 10/01/49 (Call 04/01/49)(a)	938	877,024
5.00%, 07/15/35 (Call 01/15/35)(a)	405	408,478
5.00%, 06/04/42	1,010	968,617
5.20%, 07/15/45 (Call 01/15/45)	1,115	1,085,277
5.50%, 06/01/50 (Call 12/01/49)	525	536,308
6.50%, 02/09/40	400	446,834
7.13%, 08/01/39(b)	590	690,581
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	405	348,324
3.95%, 01/15/50 (Call 07/15/49)	295	257,710
4.45%, 02/01/47 (Call 08/01/46)	469	439,144
4.65%, 01/15/48 (Call 07/15/47)	335	320,614
5.00%, 04/15/42 (Call 10/15/41)	254	254,772
5.15%, 08/01/43 (Call 02/01/43)	260	264,583
5.40%, 07/15/40 (Call 01/15/40)	235	245,977
5.40%, 01/15/49 (Call 07/15/48)(a)	340	361,396
6.90%, 04/15/38	245	293,709
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	190	153,778
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	650	490,048
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	182	127,369
3.60%, 04/01/34 (Call 01/01/34)(b)	420	398,590
3.88%, 04/01/39 (Call 10/01/38)(b)	424	393,333
3.95%, 04/01/44 (Call 10/01/43)(b)	123	113,390
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	520	479,536
4.13%, 04/01/54 (Call 10/01/53)(b)	380	357,065
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	417	388,504
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	220	202,283
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	172	138,830
2.63%, 09/04/50 (Call 03/04/50)	708	504,906
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	367	287,568
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	390	298,334
3.90%, 09/24/38 (Call 03/24/38)(b)	716	686,863
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,168	1,123,753
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	355	268,208
3.30%, 02/15/50 (Call 08/15/49)	314	243,613
4.45%, 03/15/48 (Call 09/15/47)	374	343,757
4.50%, 04/01/46 (Call 10/01/45)	251	233,245
4.85%, 10/01/45 (Call 04/01/45)	309	298,725
5.38%, 09/21/35	280	298,628
6.60%, 04/01/40 (Call 10/01/39)	240	285,910
6.60%, 04/01/50 (Call 10/01/49)	688	839,689
Tesco PLC, 6.15%, 11/15/37(b)	310	337,692
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	492	468,065
4.88%, 08/15/34 (Call 02/15/34)	315	320,864
5.10%, 09/28/48 (Call 03/28/48)	875	910,717
5.15%, 08/15/44 (Call 02/15/44)(a)	253	259,624
		29,130,636
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	80	70,805
5.50%, 11/02/47 (Call 05/02/47)	335	304,016
	Par
Security	(000)	Value

Forest Products & Paper (continued)
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	$405	$368,550
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	289	270,550
4.40%, 08/15/47 (Call 02/15/47)(a)	441	411,832
4.80%, 06/15/44 (Call 12/15/43)	496	484,419
5.00%, 09/15/35 (Call 03/15/35)	35	36,796
6.00%, 11/15/41 (Call 05/15/41)	438	476,183
7.30%, 11/15/39	514	625,598
8.70%, 06/15/38	290	391,213
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	330	387,951
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(b)	748	779,648
		4,607,561
Gas — 0.9%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	349	353,948
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	357	268,068
3.38%, 09/15/49 (Call 03/15/49)(a)	225	185,850
4.13%, 10/15/44 (Call 04/15/44)	485	446,008
4.13%, 03/15/49 (Call 09/15/48)	247	232,686
4.15%, 01/15/43 (Call 07/15/42)	297	273,365
4.30%, 10/01/48 (Call 04/01/48)	331	313,997
5.50%, 06/15/41 (Call 12/15/40)	295	319,066
Boston Gas Co., 4.49%, 02/15/42(b)	335	309,328
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	394	332,869
4.49%, 03/04/49 (Call 09/04/48)(b)	197	172,524
4.50%, 03/10/46 (Call 09/10/45)(b)	367	322,924
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	231	208,654
5.85%, 01/15/41 (Call 07/15/40)(a)	358	395,527
6.63%, 11/01/37	180	205,014
East Ohio Gas Co. (The), 3.00%, 06/15/50
(Call 12/15/49)(b)	392	293,572
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	165	128,291
5.82%, 04/01/41(b)	235	246,415
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	518,441
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	230,514
Nakilat Inc., 6.07%, 12/31/33(a)(b)	332	356,106
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(a)	466	388,351
4.38%, 05/15/47 (Call 11/15/46)	615	547,889
4.80%, 02/15/44 (Call 08/15/43)	400	372,223
5.25%, 02/15/43 (Call 08/15/42)	254	250,474
5.65%, 02/01/45 (Call 08/01/44)	276	284,285
5.80%, 02/01/42 (Call 08/01/41)	235	238,956
5.95%, 06/15/41 (Call 12/15/40)	276	290,406
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	139	128,997
4.66%, 02/01/44 (Call 08/01/43)	466	441,860
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	186	145,076
3.64%, 11/01/46 (Call 05/01/46)	170	138,560
4.10%, 09/18/34 (Call 03/18/34)	245	231,923
4.65%, 08/01/43 (Call 02/01/43)	185	177,219
5.05%, 05/15/52 (Call 11/15/51)	50	50,941
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	220	190,939
4.45%, 03/15/44 (Call 09/15/43)	190	172,574
5.13%, 11/15/40	220	227,053

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
Series KK, 5.75%, 11/15/35	$225	$248,874
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	100	91,276
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	284	268,600
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	70	62,835
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	296	250,751
4.40%, 06/01/43 (Call 12/01/42)	310	282,385
4.40%, 05/30/47 (Call 11/30/46)	361	325,490
5.88%, 03/15/41 (Call 09/15/40)	391	423,522
6.00%, 10/01/34	165	177,234
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	200	147,843
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	131	93,940
3.80%, 09/29/46 (Call 03/29/46)(a)	180	143,510
4.15%, 06/01/49 (Call 12/01/48)	198	171,858
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(a)	170	159,494
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	250	201,958
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	188	159,138
Series K, 3.80%, 09/15/46 (Call 03/15/46)	367	323,368
		13,922,969
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	342	279,122
4.10%, 03/01/48 (Call 09/01/47)	268	251,716
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	189	137,319
4.85%, 11/15/48 (Call 05/15/48)	252	257,570
5.20%, 09/01/40	600	629,914
		1,555,641
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)(a)	919	1,007,007
4.75%, 04/15/43 (Call 10/15/42)	468	497,284
4.90%, 11/30/46 (Call 05/30/46)	1,614	1,773,741
5.30%, 05/27/40	423	478,982
6.00%, 04/01/39	480	558,414
6.15%, 11/30/37(a)	429	524,887
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	456	374,613
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	355	265,326
3.50%, 08/15/46 (Call 02/15/46)	559	454,632
4.50%, 06/15/43 (Call 12/15/42)(a)	75	69,862
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	285	277,994
4.70%, 03/01/49 (Call 09/01/48)(a)	374	369,358
6.75%, 11/15/35	250	293,230
7.38%, 01/15/40	250	314,717
Covidien International Finance SA, 6.55%, 10/15/37	295	369,055
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	599	433,210
2.80%, 12/10/51 (Call 06/10/51)	685	515,155
4.38%, 09/15/45 (Call 03/15/45)	340	324,991
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)(a)	513	444,604
3.40%, 11/15/49 (Call 05/15/49)	553	463,037
Koninklijke Philips NV
5.00%, 03/15/42	324	321,700
6.88%, 03/11/38	541	642,913
	Par
Security	(000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(a)	$50	$47,576
4.38%, 03/15/35	1,269	1,320,324
4.63%, 03/15/45	1,015	1,069,529
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	313	248,913
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51
(Call 09/15/50)	406	325,854
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	465	352,339
4.10%, 04/01/43 (Call 10/01/42)	192	173,625
4.38%, 05/15/44 (Call 11/15/43)	295	276,373
4.63%, 03/15/46 (Call 09/15/45)(a)	600	594,663
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)(a)	670	538,509
4.10%, 08/15/47 (Call 02/15/47)	487	471,061
5.30%, 02/01/44 (Call 08/01/43)	428	471,261
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	199	185,496
4.45%, 08/15/45 (Call 02/15/45)	189	168,379
5.75%, 11/30/39	259	273,742
		17,292,356
Health Care - Services — 4.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51
(Call 05/15/51)	225	164,238
Adventist Health System/West, 3.63%, 03/01/49
(Call 09/01/48)	215	180,896
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	293	242,688
4.27%, 08/15/48 (Call 02/15/48)	208	201,094
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	210	163,822
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	613	536,497
4.13%, 11/15/42 (Call 05/15/42)	279	247,326
4.50%, 05/15/42 (Call 11/15/41)	303	281,550
4.75%, 03/15/44 (Call 09/15/43)	227	218,017
6.63%, 06/15/36	531	629,242
6.75%, 12/15/37	344	412,817
AHS Hospital Corp.
5.02%, 07/01/45	210	224,527
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	430	313,912
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	75	55,650
4.81%, 11/15/45 (Call 05/15/45)	50	52,049
Series 2019, 3.89%, 04/15/49	401	369,160
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)(a)	573	451,726
3.60%, 03/15/51 (Call 09/15/50)	674	579,772
3.70%, 09/15/49 (Call 03/15/49)	442	380,481
4.38%, 12/01/47 (Call 06/01/47)	709	678,400
4.55%, 03/01/48 (Call 09/01/47)	471	461,918
4.55%, 05/15/52 (Call 11/15/51)	360	355,440
4.63%, 05/15/42	481	479,656
4.65%, 01/15/43	557	557,674
4.65%, 08/15/44 (Call 02/15/44)(a)	442	437,769
4.85%, 08/15/54 (Call 02/15/54)	170	165,894
5.10%, 01/15/44	327	339,699
5.85%, 01/15/36	180	204,793
5.95%, 12/15/34(a)	230	263,257
6.38%, 06/15/37	110	133,569

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Ascension Health
3.90%, 11/15/46	$624	$587,971
4.80%, 11/15/53	390	417,315
Series B, 3.11%, 11/15/39 (Call 05/15/39)	219	187,113
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	120	95,322
2.91%, 01/01/51 (Call 07/01/50)	230	174,444
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	289	236,252
Baptist Health South Florida Inc., Series 2017, 4.34%,
11/15/41(a)	238	227,031
Baptist Healthcare System Obligated Group, Series 20B,
3.54%, 08/15/50 (Call 02/15/50)	295	240,633
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	351	325,143
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	245	229,700
4.19%, 11/15/45 (Call 05/15/45)	278	263,581
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	573	426,940
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51
(Call 01/01/51)	250	184,764
BHSH System Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	234	200,393
Bon Secours Mercy Health Inc., Series 20-2, 3.21%,
06/01/50 (Call 12/01/49)	181	141,941
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	290	214,267
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	300	209,037
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	257	245,430
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	140	99,326
Children’s Hospital Medical Center/Cincinnati OH, 4.27%,
05/15/44	61	59,877
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	310	227,811
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	209	152,588
City of Hope
Series 2013, 5.62%, 11/15/43	245	266,481
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	269	260,214
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	250	240,630
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(a)	418	360,603
3.91%, 10/01/50 (Call 04/01/50)	362	293,808
4.19%, 10/01/49 (Call 04/01/49)	487	419,219
4.35%, 11/01/42	244	219,901
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	228	175,174
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)	324	263,606
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	239	225,074
Dignity Health
4.50%, 11/01/42	201	188,279
5.27%, 11/01/64	240	239,341
Duke University Health System Inc., Series 2017, 3.92%,
06/01/47 (Call 12/01/46)	333	306,183
Franciscan Missionaries of Our Lady Health System Inc.,
Series B, 3.91%, 07/01/49 (Call 01/01/49)	225	196,602
	Par
Security	(000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$219	$208,570
4.50%, 07/01/57 (Call 01/01/57)	200	198,621
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	225	170,612
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	334	248,305
Hartford HealthCare Corp., 3.40%, 07/01/54(a)	294	239,285
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)(a)	1,031	770,247
4.38%, 03/15/42 (Call 09/15/41)(b)	435	381,498
4.63%, 03/15/52 (Call 09/15/51)(a)(b)	630	554,723
5.13%, 06/15/39 (Call 12/15/38)	688	668,345
5.25%, 06/15/49 (Call 12/15/48)	1,295	1,248,798
5.50%, 06/15/47 (Call 12/15/46)	995	981,342
7.50%, 11/06/33	5	5,825
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(b)	520	413,382
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	264	234,151
4.63%, 12/01/42 (Call 06/01/42)	332	322,891
4.80%, 03/15/47 (Call 09/15/46)	358	358,201
4.95%, 10/01/44 (Call 04/01/44)	375	382,403
8.15%, 06/15/38(a)	179	235,599
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	314	292,039
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	60,398
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	25	24,070
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	320	276,014
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	199	175,364
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	406	374,354
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	964	920,730
4.88%, 04/01/42	624	659,565
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	647	523,739
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	275	219,132
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	850	658,676
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	603	568,180
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)(a)	142	127,665
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	39	31,469
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	594	468,152
Mayo Clinic
3.77%, 11/15/43	15	13,780
Series 2013, 4.00%, 11/15/47(a)	100	95,894
Series 2016, 4.13%, 11/15/52(a)	370	361,719
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	416	320,728
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	271	260,295
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	210	178,111
Memorial Health Services, 3.40%, 11/01/49
(Call 05/01/49)	97	83,225
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	230	220,186
5.00%, 07/01/42	411	439,887
Series 2015, 4.20%, 07/01/55	375	354,355
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	39,040

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	$260	$188,470
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	150	123,154
Montefiore Obligated Group
4.29%, 09/01/50	135	102,256
Series 18-C, 5.24%, 11/01/48 (Call 01/05/48)	358	321,084
Mount Nittany Medical Center Obligated Group, 3.80%,
11/15/52	135	116,726
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	120	105,071
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	404	340,970
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	280	221,598
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	156	115,829
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 01/05/52)	5	5,147
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	134,832
2.61%, 08/01/60 (Call 02/01/60)	260	169,129
3.56%, 08/01/36	175	162,213
4.02%, 08/01/45(a)	355	335,821
4.06%, 08/01/56	198	179,862
4.76%, 08/01/2116	180	171,130
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	215	166,320
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	227	191,583
3.98%, 11/01/46 (Call 11/01/45)	360	306,282
4.26%, 11/01/47 (Call 11/01/46)	459	413,899
6.15%, 11/01/43(a)	190	210,382
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	125	92,119
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	190	156,053
3.17%, 11/01/51 (Call 05/01/51)	412	325,848
3.32%, 11/01/61 (Call 05/01/61)	296	223,526
4.37%, 11/01/43	150	143,868
NY Society for Relief of Ruptured & Crippled Maintaining
Hosp Special Surgery, Series 2020, 2.67%, 10/01/50
(Call 04/01/50)(a)	214	148,534
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	170	191,053
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	210	167,248
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	290	231,086
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	170	136,231
4.09%, 10/01/48 (Call 04/01/48)	235	219,172
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	200	201,281
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	280	213,995
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	274	200,121
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	225	169,499
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	490	346,161
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	248,240
Series I, 3.74%, 10/01/47(a)	235	203,597
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	70	71,723
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	108	105,085
	Par
Security	(000)	Value

Health Care - Services (continued)
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	$210	$166,331
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,080	818,978
4.00%, 11/28/44 (Call 05/28/44)(b)	586	560,435
7.00%, 03/01/39(b)	275	367,729
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	34	28,924
3.90%, 07/01/46 (Call 07/01/45)(a)	220	203,419
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50
(Call 10/01/49)(a)	280	206,622
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	125	94,262
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)(a)	85	61,566
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45
(Call 01/15/45)	225	232,595
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	370	283,468
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	188	169,130
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	235	198,214
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	213	191,726
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	116,685
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	361	287,151
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	30	20,206
4.33%, 11/15/55	245	236,297
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	210	173,451
5.75%, 11/15/38 (Call 11/15/28)	260	273,089
6.02%, 11/15/48	125	120,711
Trinity Health Corp.
4.13%, 12/01/45	235	221,813
Series 2019, 3.43%, 12/01/48(a)	220	186,186
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	311	238,160
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	615	501,692
2.90%, 05/15/50 (Call 11/15/49)	726	565,460
3.05%, 05/15/41 (Call 11/15/40)	942	787,370
3.13%, 05/15/60 (Call 11/15/59)(a)	485	369,539
3.25%, 05/15/51 (Call 11/15/50)	957	798,176
3.50%, 08/15/39 (Call 02/15/39)	683	618,191
3.70%, 08/15/49 (Call 02/15/49)	725	647,599
3.75%, 10/15/47 (Call 04/15/47)	545	493,652
3.88%, 08/15/59 (Call 02/15/59)	736	662,069
3.95%, 10/15/42 (Call 04/15/42)	437	404,939
4.20%, 01/15/47 (Call 07/15/46)	445	431,291
4.25%, 03/15/43 (Call 09/15/42)	427	417,317
4.25%, 04/15/47 (Call 10/15/46)	446	434,071
4.25%, 06/15/48 (Call 12/15/47)	768	752,339
4.38%, 03/15/42 (Call 09/15/41)	390	385,313
4.45%, 12/15/48 (Call 06/15/48)	625	627,476
4.63%, 07/15/35	172	179,979
4.63%, 11/15/41 (Call 05/15/41)	444	453,113
4.75%, 07/15/45	1,060	1,111,008
4.75%, 05/15/52 (Call 11/15/51)	1,035	1,092,825
4.95%, 05/15/62 (Call 11/15/61)	750	799,422
5.70%, 10/15/40 (Call 04/15/40)	229	262,390
5.80%, 03/15/36	473	546,249
5.95%, 02/15/41 (Call 08/15/40)	302	351,629

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
6.50%, 06/15/37	$376	$465,277
6.63%, 11/15/37	461	577,740
6.88%, 02/15/38	260	333,997
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	125	97,976
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	255	191,319
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	195	191,967
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	263	195,351
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	225	158,635
		63,193,809
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	50	51,063
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49
(Call 03/06/49)(b)	780	646,470
Hutchison Whampoa International 03/33 Ltd., 7.45%,
11/24/33(b)	425	551,026
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	519	386,506
4.50%, 04/08/52 (Call 10/08/51)(b)	60	49,739
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(b)	570	415,383
		2,100,187
Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	275	171,617
6.00%, 01/15/43 (Call 10/15/42)	321	291,198
PulteGroup Inc.
6.00%, 02/15/35	185	192,374
6.38%, 05/15/33	293	318,693
7.88%, 06/15/32	347	411,491
		1,385,373
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	368	286,732
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	281	252,341
4.60%, 05/15/50 (Call 11/15/49)(a)	321	290,080
5.15%, 03/01/43	196	188,992
		1,018,145
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)(a)	264	236,228
5.00%, 06/15/52 (Call 12/15/51)	330	345,294
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	186	144,436
3.20%, 07/30/46 (Call 01/30/46)	480	398,359
3.70%, 06/01/43	140	120,255
3.90%, 05/04/47 (Call 11/04/46)	195	180,090
5.30%, 03/01/41	220	239,616
6.63%, 08/01/37	595	745,873
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)(b)	300	271,977
4.35%, 09/30/44 (Call 03/30/44)(b)	75	70,316
4.75%, 10/15/46 (Call 04/16/46)(b)	750	772,412
4.80%, 09/01/40(b)	200	201,097
		3,725,953
	Par
Security	(000)	Value

Insurance — 5.3%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	$191	$169,917
4.75%, 01/15/49 (Call 07/15/48)	223	222,352
6.45%, 08/15/40	321	369,640
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	1,110	905,779
4.50%, 03/16/46 (Call 09/16/45)(a)(b)	365	349,652
4.88%, 03/11/44(b)	262	266,373
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	210	161,044
4.90%, 09/15/44 (Call 03/15/44)	64	63,840
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	237	211,118
4.20%, 12/15/46 (Call 06/15/46)	393	374,677
4.50%, 06/15/43	292	280,103
5.35%, 06/01/33	148	161,477
5.55%, 05/09/35	357	402,209
5.95%, 04/01/36	275	316,541
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(d)	345	374,325
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	345	305,448
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	95	89,666
4.38%, 06/30/50 (Call 12/30/49)	685	653,949
4.50%, 07/16/44 (Call 01/16/44)(a)	75	71,028
4.75%, 04/01/48 (Call 10/01/47)	649	659,033
4.80%, 07/10/45 (Call 01/10/45)	540	535,664
6.25%, 05/01/36	415	484,224
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	327	268,317
Aon Corp., 6.25%, 09/30/40	260	298,705
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)(a)	359	258,584
3.90%, 02/28/52 (Call 08/28/51)	330	284,013
Aon Global Ltd.
4.25%, 12/12/42	185	165,693
4.60%, 06/14/44 (Call 03/14/44)	319	300,267
4.75%, 05/15/45 (Call 11/15/44)	339	326,492
Aon PLC, 4.45%, 05/24/43 (Call 02/24/43)	190	173,603
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	280	278,248
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	543	450,740
7.35%, 05/01/34(a)	300	371,183
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	250	252,407
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	140	101,481
3.50%, 05/20/51 (Call 11/20/50)	537	427,616
Assurant Inc., 6.75%, 02/15/34	263	293,409
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51
(Call 03/15/51)	310	243,230
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	315	228,933
3.95%, 05/25/51 (Call 11/25/50)	346	277,169
AXA SA, 6.38%, (Call 12/14/36),
(3 mo. LIBOR US + 2.256%)(a)(b)(d)(e)	100	120,824
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	184,687
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	561	395,631
2.85%, 10/15/50 (Call 04/15/50)	1,121	855,263

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.85%, 03/15/52 (Call 09/15/51)	$650	$592,698
4.20%, 08/15/48 (Call 02/15/48)	1,391	1,350,584
4.25%, 01/15/49 (Call 07/15/48)(a)	1,155	1,138,429
4.30%, 05/15/43	536	522,002
4.40%, 05/15/42	542	533,303
5.75%, 01/15/40	644	736,438
Berkshire Hathaway Inc., 4.50%, 02/11/43	816	807,837
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)(a)	275	199,450
4.70%, 06/22/47 (Call 12/22/46)	596	501,090
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	420	386,091
Chubb Corp. (The)
6.00%, 05/11/37	215	255,231
Series 1, 6.50%, 05/15/38	90	109,301
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	500	380,482
3.05%, 12/15/61 (Call 06/15/61)	685	515,729
4.15%, 03/13/43	290	273,358
4.35%, 11/03/45 (Call 05/03/45)(a)	860	838,668
Cincinnati Financial Corp., 6.13%, 11/01/34	320	374,723
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(b)	550	499,360
4.40%, 04/05/52 (Call 10/05/51)(b)	550	492,204
Empower Finance 2020 LP, 3.08%, 09/17/51
(Call 03/17/51)(b)	412	305,268
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	835	813,251
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	695	513,035
3.50%, 10/15/50 (Call 04/15/50)	440	347,689
4.87%, 06/01/44	335	313,344
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(d)	215	234,406
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(d)	160	165,609
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(d)	265	253,450
Fidelity National Financial Inc., 3.20%, 09/17/51
(Call 03/17/51)	320	214,887
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(b)	401	388,921
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47
(Call 12/03/46)(b)	358	323,099
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	189	143,770
4.85%, 01/24/77(b)	325	304,236
4.88%, 06/19/64(b)	261	252,693
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	275	201,465
3.60%, 08/19/49 (Call 02/19/49)	347	288,994
4.30%, 04/15/43	194	178,236
4.40%, 03/15/48 (Call 09/15/47)	204	190,750
5.95%, 10/15/36	390	438,907
6.10%, 10/01/41	290	330,488
6.63%, 03/30/40	255	301,101
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	153,460
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(b)	380	290,353
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	821	668,012
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	364	287,296
4.85%, 08/01/44(b)	5	4,853
	Par
Security	(000)	Value

Insurance (continued)
6.50%, 03/15/35(b)	$225	$255,715
6.50%, 05/01/42(a)(b)	225	261,404
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	255	299,158
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	196	175,530
4.38%, 06/15/50 (Call 12/15/49)	171	152,705
6.30%, 10/09/37	266	303,007
7.00%, 06/15/40	408	486,622
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	260	231,737
6.00%, 02/01/35	281	311,403
Manulife Financial Corp., 5.38%, 03/04/46	410	454,486
Maple Grove Funding Trust I, 4.16%, 08/15/51
(Call 02/15/51)(b)	350	280,313
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	330	257,955
4.15%, 09/17/50 (Call 03/17/50)	285	249,887
4.30%, 11/01/47 (Call 05/01/47)	355	319,764
5.00%, 03/30/43	160	153,965
5.00%, 04/05/46	250	244,137
5.00%, 05/20/49 (Call 11/20/48)	363	361,264
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	150	111,072
4.20%, 03/01/48 (Call 09/01/47)	315	292,935
4.35%, 01/30/47 (Call 07/30/46)	301	279,803
4.75%, 03/15/39 (Call 09/15/38)	255	257,772
4.90%, 03/15/49 (Call 09/15/48)	616	639,705
5.88%, 08/01/33	380	431,022
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	330	237,003
3.38%, 04/15/50(a)(b)	194	151,154
3.73%, 10/15/70(b)	471	353,161
4.50%, 04/15/65(b)	175	153,130
4.90%, 04/01/77(b)	254	241,547
5.08%, 02/15/69 (Call 02/15/49),
(3 mo. LIBOR US + 3.191%)(b)(d)	470	439,433
5.38%, 12/01/41(a)(b)	346	364,346
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(b)	505	560,779
MetLife Inc.
4.05%, 03/01/45	503	468,683
4.13%, 08/13/42	323	303,617
4.60%, 05/13/46 (Call 11/13/45)(a)	387	390,318
4.72%, 12/15/44	247	246,529
4.88%, 11/13/43	512	527,901
5.70%, 06/15/35(a)	534	603,282
5.88%, 02/06/41	600	678,627
6.38%, 06/15/34	512	607,227
6.40%, 12/15/66 (Call 12/15/31)	948	974,070
6.50%, 12/15/32(a)	555	662,215
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	125	151,389
10.75%, 08/01/69 (Call 08/01/34)	341	458,663
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	74,021
National Life Insurance Co., 5.25%, 07/19/68
(Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	105	97,581
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	754	656,532
5.30%, 11/18/44(b)	244	241,103
6.75%, 05/15/87	25	25,877

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	$799	$695,571
4.95%, 04/22/44(a)(b)	337	325,204
7.88%, 04/01/33(b)	150	180,724
9.38%, 08/15/39(b)	526	747,932
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	468	399,604
4.45%, 05/15/69 (Call 11/15/68)(b)	650	582,409
5.88%, 05/15/33(a)(b)	640	718,074
6.75%, 11/15/39(b)	725	878,658
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	425	341,509
3.63%, 09/30/59 (Call 03/30/59)(b)	795	617,654
3.85%, 09/30/47 (Call 03/30/47)(b)	645	556,111
6.06%, 03/30/40(b)	787	898,605
Ohio National Life Insurance Co. (The), 6.88%,
06/15/42(a)(b)	190	209,389
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	435	352,408
OneAmerica Financial Partners Inc., 4.25%, 10/15/50
(Call 04/15/50)(b)	85	72,764
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47),
(3 mo. LIBOR US + 2.796%)(a)(b)(d)	495	429,977
9.25%, 06/15/39(b)	185	269,919
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	600	474,271
5.13%, 01/30/43(b)	120	121,847
6.60%, 09/15/33(a)(b)	475	564,270
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	330	250,630
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	245	236,929
4.35%, 05/15/43	193	180,196
4.63%, 09/15/42	232	224,924
6.05%, 10/15/36	356	414,114
Progressive Corp. (The)
3.70%, 01/26/45	275	238,583
3.70%, 03/15/52 (Call 09/15/51)	335	294,555
3.95%, 03/26/50 (Call 09/26/49)	193	176,192
4.13%, 04/15/47 (Call 10/15/46)	428	403,829
4.20%, 03/15/48 (Call 09/15/47)	346	328,863
4.35%, 04/25/44	193	186,179
6.25%, 12/01/32	402	474,483
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	295	242,373
3.70%, 03/13/51 (Call 09/13/50)	809	708,229
3.91%, 12/07/47 (Call 06/07/47)	561	500,636
3.94%, 12/07/49 (Call 06/07/49)	594	534,187
4.35%, 02/25/50 (Call 08/25/49)(a)	559	535,833
4.42%, 03/27/48 (Call 09/27/47)	295	281,420
4.60%, 05/15/44(a)	338	329,955
5.70%, 12/14/36	456	517,844
5.75%, 07/15/33(a)	252	280,844
6.63%, 12/01/37	340	415,945
6.63%, 06/21/40	159	190,253
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	197,042
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	227	226,708
Sompo International Holdings Ltd., 7.00%, 07/15/34	315	369,115
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	345	339,548
	Par
Security	(000)	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	$700	$545,443
4.27%, 05/15/47 (Call 11/15/46)(b)	1,210	1,124,320
4.90%, 09/15/44(b)	862	861,546
6.85%, 12/16/39(b)	776	938,697
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	389	517,058
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	269	193,589
3.05%, 06/08/51 (Call 12/08/50)	265	208,518
3.75%, 05/15/46 (Call 11/15/45)	322	286,301
4.00%, 05/30/47 (Call 11/30/46)	414	381,361
4.05%, 03/07/48 (Call 09/07/47)	281	259,149
4.10%, 03/04/49 (Call 09/04/48)	231	215,807
4.30%, 08/25/45 (Call 02/25/45)	215	205,877
4.60%, 08/01/43	304	300,018
5.35%, 11/01/40	405	433,962
6.25%, 06/15/37	492	593,917
6.75%, 06/20/36	287	356,498
Travelers Property Casualty Corp., 6.38%, 03/15/33	385	462,700
Trinity Acquisition PLC, 6.13%, 08/15/43	99	103,997
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	125	96,411
4.50%, 12/15/49 (Call 06/15/49)	295	239,520
5.75%, 08/15/42	405	392,608
Voya Financial Inc.
4.80%, 06/15/46	298	288,596
5.70%, 07/15/43	165	177,716
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	255	174,732
3.55%, 03/30/52 (Call 09/30/51)	303	243,539
4.00%, 05/12/50 (Call 11/12/49)	322	280,202
4.75%, 08/01/44(a)	285	280,616
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)(b)	270	216,944
5.15%, 01/15/49 (Call 07/15/48)(b)	235	245,148
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(a)	371	302,226
5.05%, 09/15/48 (Call 03/15/48)	263	256,331
WR Berkley Corp., 6.25%, 02/15/37	50	56,606
XLIT Ltd.
5.25%, 12/15/43	195	215,572
5.50%, 03/31/45	301	324,586
		79,175,074
Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	663	465,828
3.15%, 02/09/51 (Call 08/09/50)	500	348,105
3.25%, 02/09/61 (Call 08/09/60)	570	384,665
4.00%, 12/06/37 (Call 06/06/37)	622	540,572
4.20%, 12/06/47 (Call 06/06/47)	1,167	968,092
4.40%, 12/06/57 (Call 06/06/57)(a)	585	482,909
4.50%, 11/28/34 (Call 05/28/34)	572	540,380
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	709	527,501
2.05%, 08/15/50 (Call 02/15/50)	1,278	896,105
2.25%, 08/15/60 (Call 02/15/60)	1,094	742,595
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	1,456	1,083,966
2.70%, 06/03/60 (Call 12/03/59)	1,073	774,893
2.88%, 05/12/41 (Call 11/12/40)	1,087	905,654

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
3.10%, 05/12/51 (Call 11/12/50)	$1,851	$1,544,101
3.25%, 05/12/61 (Call 11/12/60)	952	771,749
3.88%, 08/22/37 (Call 02/22/37)	1,598	1,572,807
3.95%, 04/13/52 (Call 10/13/51)	1,445	1,392,207
4.05%, 08/22/47 (Call 02/22/47)	1,929	1,904,544
4.10%, 04/13/62 (Call 10/13/61)	890	849,744
4.25%, 08/22/57 (Call 02/22/57)	1,225	1,216,767
4.80%, 12/05/34 (Call 06/05/34)(a)	599	651,193
4.95%, 12/05/44 (Call 06/05/44)	876	957,351
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	555	444,306
4.00%, 07/15/42 (Call 01/15/42)	461	403,720
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	162,806
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)(b)	605	402,172
4.03%, 08/03/50 (Call 02/03/50)(b)	812	554,805
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	730	566,867
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,192	847,836
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	418	279,705
3.68%, 04/22/41 (Call 10/22/40)(b)	447	356,737
3.84%, 04/22/51 (Call 10/22/50)(b)	1,020	794,023
3.93%, 01/19/38 (Call 07/19/37)(b)	455	390,490
3.94%, 04/22/61 (Call 10/22/60)(b)	555	427,500
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	391	342,676
		25,495,371
Iron & Steel — 0.4%
ArcelorMittal SA
6.75%, 03/01/41	350	369,687
7.00%, 10/15/39	400	430,961
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	568	404,981
3.85%, 04/01/52 (Call 09/01/51)	150	129,283
4.40%, 05/01/48 (Call 11/01/47)	325	307,046
5.20%, 08/01/43 (Call 02/01/43)(a)	272	285,849
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	195	228,791
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	347	257,996
Vale Overseas Ltd.
6.88%, 11/21/36	1,270	1,425,194
6.88%, 11/10/39	865	977,459
8.25%, 01/17/34(a)	210	255,232
Vale SA, 5.63%, 09/11/42	166	164,929
		5,237,408
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	220	180,066
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	144	120,668
		300,734
Lodging — 0.1%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	85	81,313
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	467	419,485
Series II, 2.75%, 10/15/33 (Call 07/15/33)	377	310,216
		811,014
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	390	377,575
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	483	413,854
3.25%, 04/09/50 (Call 10/09/49)	618	527,719
3.80%, 08/15/42(a)	928	879,318
	Par
Security	(000)	Value

Machinery (continued)
4.30%, 05/15/44 (Call 11/15/43)	$256	$254,297
4.75%, 05/15/64 (Call 11/15/63)	265	280,346
5.20%, 05/27/41	642	709,671
5.30%, 09/15/35	177	198,029
6.05%, 08/15/36	334	399,428
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	210	176,782
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	358	287,782
3.75%, 04/15/50 (Call 10/15/49)(a)	575	540,100
3.90%, 06/09/42 (Call 12/09/41)(a)	645	617,949
Dover Corp.
5.38%, 10/15/35	285	297,661
5.38%, 03/01/41 (Call 12/01/40)	280	291,746
6.60%, 03/15/38	25	29,039
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	417	340,435
3.36%, 02/15/50 (Call 08/15/49)	485	375,662
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	295	204,598
4.20%, 03/01/49 (Call 09/01/48)	419	398,052
6.25%, 12/01/37	25	29,128
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	260	243,466
		7,872,637
Manufacturing — 1.1%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	354	288,370
3.25%, 08/26/49 (Call 02/26/49)(a)	569	478,420
3.63%, 10/15/47 (Call 04/15/47)	326	288,105
3.70%, 04/15/50 (Call 10/15/49)(a)	403	361,581
3.88%, 06/15/44	150	134,287
4.00%, 09/14/48 (Call 03/14/48)	819	774,673
5.70%, 03/15/37	65	75,148
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	200	179,620
4.00%, 11/02/32	422	419,180
4.15%, 11/02/42	765	718,618
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	4,204	4,145,088
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	720	668,603
4.50%, 03/11/44(a)	155	146,468
5.88%, 01/14/38(a)	80	87,023
6.15%, 08/07/37	220	239,482
6.88%, 01/10/39	125	149,596
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	624	583,017
4.88%, 09/15/41 (Call 03/15/41)	565	603,551
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	464	404,666
4.10%, 03/01/47 (Call 09/01/46)	300	266,082
4.20%, 11/21/34 (Call 05/21/34)	287	272,517
4.45%, 11/21/44 (Call 05/21/44)	257	236,982
6.25%, 05/15/38	315	352,880
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	725	588,863
3.30%, 09/15/46(b)	649	550,640
4.20%, 03/16/47(b)	820	793,470
4.40%, 05/27/45(b)	1,088	1,078,221

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	$205	$185,997
5.75%, 06/15/43	298	323,925
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	243	227,834
4.65%, 11/01/44 (Call 05/01/44)	168	158,641
		15,781,548
Media — 4.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	877	657,691
3.50%, 03/01/42 (Call 09/01/41)	805	601,013
3.70%, 04/01/51 (Call 10/01/50)	1,119	810,683
3.85%, 04/01/61 (Call 10/01/60)	1,120	792,741
3.90%, 06/01/52 (Call 12/01/51)	1,308	975,726
3.95%, 06/30/62 (Call 12/30/61)	815	585,787
4.40%, 04/01/33 (Call 01/01/33)	100	93,979
4.40%, 12/01/61 (Call 06/01/61)	793	614,749
4.80%, 03/01/50 (Call 09/01/49)	1,527	1,312,761
5.13%, 07/01/49 (Call 01/01/49)	752	662,211
5.25%, 04/01/53 (Call 10/01/52)	1,225	1,115,590
5.38%, 04/01/38 (Call 10/01/37)	579	545,289
5.38%, 05/01/47 (Call 11/01/46)	1,535	1,408,718
5.50%, 04/01/63 (Call 10/01/62)	670	597,826
5.75%, 04/01/48 (Call 10/01/47)	1,491	1,446,502
6.38%, 10/23/35 (Call 04/23/35)	818	869,408
6.48%, 10/23/45 (Call 04/23/45)	2,140	2,209,469
6.83%, 10/23/55 (Call 04/23/55)	200	211,486
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	731	516,465
2.65%, 08/15/62 (Call 02/15/62)	503	344,268
2.80%, 01/15/51 (Call 07/15/50)	1,021	773,137
2.89%, 11/01/51 (Call 05/01/51)(b)	2,697	2,046,438
2.94%, 11/01/56 (Call 05/01/56)(b)	3,313	2,470,731
2.99%, 11/01/63 (Call 05/01/63)(b)	2,062	1,490,195
3.20%, 07/15/36 (Call 01/15/36)	500	445,091
3.25%, 11/01/39 (Call 05/01/39)	895	778,230
3.40%, 07/15/46 (Call 01/15/46)(a)	942	799,402
3.45%, 02/01/50 (Call 08/01/49)	950	798,742
3.75%, 04/01/40 (Call 10/01/39)	879	804,220
3.90%, 03/01/38 (Call 09/01/37)	900	859,478
3.97%, 11/01/47 (Call 05/01/47)	1,094	999,036
4.00%, 08/15/47 (Call 02/15/47)	607	555,916
4.00%, 03/01/48 (Call 09/01/47)	592	543,413
4.00%, 11/01/49 (Call 05/01/49)	1,208	1,122,310
4.00%, 11/01/52 (Call 05/01/52)	443	415,587
4.20%, 08/15/34 (Call 02/15/34)	486	489,354
4.25%, 01/15/33	974	991,811
4.40%, 08/15/35 (Call 02/15/35)	652	657,321
4.60%, 10/15/38 (Call 04/15/38)	568	578,316
4.60%, 08/15/45 (Call 02/15/45)	480	479,755
4.65%, 07/15/42	521	526,002
4.70%, 10/15/48 (Call 04/15/48)	1,105	1,123,530
4.75%, 03/01/44	425	432,077
4.95%, 10/15/58 (Call 04/15/58)(a)	532	571,156
5.65%, 06/15/35	505	568,146
6.40%, 03/01/40	50	61,444
6.45%, 03/15/37	335	411,123
6.50%, 11/15/35	522	635,390
6.55%, 07/01/39	50	62,328
	Par
Security	(000)	Value

Media (continued)
6.95%, 08/15/37	$225	$287,581
7.05%, 03/15/33	497	613,116
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	445	312,461
3.60%, 06/15/51 (Call 12/15/50)(b)	402	317,218
4.50%, 06/30/43 (Call 12/30/42)(b)	466	422,648
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	250	235,946
4.70%, 12/15/42(b)	251	235,825
4.80%, 02/01/35 (Call 08/01/34)(b)	149	146,288
8.38%, 03/01/39(b)	215	289,125
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	649	491,679
4.65%, 05/15/50 (Call 11/15/49)	612	515,146
4.88%, 04/01/43	275	242,337
4.95%, 05/15/42	221	194,753
5.00%, 09/20/37 (Call 03/20/37)	370	358,779
5.20%, 09/20/47 (Call 03/20/47)	820	750,449
5.30%, 05/15/49 (Call 11/15/48)	283	261,360
6.35%, 06/01/40	619	645,744
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	638	652,196
5.58%, 01/25/49 (Call 07/25/48)	1,012	1,050,258
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	502	478,799
5.25%, 05/24/49 (Call 11/24/48)	260	264,802
6.13%, 01/31/46 (Call 07/31/45)(a)	280	318,147
6.63%, 01/15/40	826	920,362
NBCUniversal Media LLC
4.45%, 01/15/43(a)	544	532,517
5.95%, 04/01/41	361	422,337
6.40%, 04/30/40	90	110,952
Paramount Global
4.38%, 03/15/43	798	671,406
4.60%, 01/15/45 (Call 07/15/44)	305	255,539
4.85%, 07/01/42 (Call 01/01/42)	347	306,768
4.90%, 08/15/44 (Call 02/15/44)	275	243,353
4.95%, 05/19/50 (Call 11/19/49)	633	570,332
5.25%, 04/01/44 (Call 10/01/43)	220	201,938
5.50%, 05/15/33	446	452,672
5.85%, 09/01/43 (Call 03/01/43)	681	682,042
5.90%, 10/15/40 (Call 04/15/40)	205	205,084
6.88%, 04/30/36	738	827,310
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	305	372,483
Thomson Reuters Corp.
5.50%, 08/15/35	280	297,785
5.65%, 11/23/43 (Call 05/23/43)	175	184,692
5.85%, 04/15/40	455	489,960
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	473	394,470
5.50%, 09/01/41 (Call 03/01/41)	847	789,027
5.88%, 11/15/40 (Call 05/15/40)(a)	775	771,044
6.55%, 05/01/37	909	960,578
6.75%, 06/15/39(a)	824	878,018
7.30%, 07/01/38	915	1,013,646
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	710	859,434
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	370	294,596
3.70%, 12/01/42(a)	417	369,920
4.13%, 06/01/44	622	589,174
4.38%, 08/16/41	295	286,364

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$390	$368,257
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,129	853,700
3.50%, 05/13/40 (Call 11/13/39)	1,070	954,184
3.60%, 01/13/51 (Call 07/13/50)(a)	1,685	1,492,107
3.80%, 05/13/60 (Call 11/13/59)(a)	543	479,003
4.63%, 03/23/40 (Call 09/23/39)	550	560,241
4.70%, 03/23/50 (Call 09/23/49)(a)	990	1,025,401
4.75%, 09/15/44 (Call 03/15/44)	394	400,010
4.75%, 11/15/46 (Call 05/15/46)	339	351,987
4.95%, 10/15/45 (Call 04/15/45)	322	335,953
5.40%, 10/01/43	445	492,845
6.15%, 03/01/37	300	352,903
6.15%, 02/15/41	225	267,787
6.20%, 12/15/34	321	378,980
6.40%, 12/15/35	289	349,564
6.55%, 03/15/33	176	208,527
6.65%, 11/15/37(a)	916	1,139,679
7.75%, 12/01/45	270	383,118
		73,294,747
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	261	240,403
4.20%, 06/15/35 (Call 12/15/34)	156	156,295
4.38%, 06/15/45 (Call 12/15/44)	266	260,493
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	320	306,078
5.25%, 10/01/54 (Call 04/01/54)	178	176,595
		1,139,864
Mining — 1.8%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	384	311,783
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	475	432,846
Barrick Gold Corp.
5.25%, 04/01/42	342	352,113
6.45%, 10/15/35	220	253,741
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	595	668,338
Barrick North America Finance LLC
5.70%, 05/30/41	525	570,010
5.75%, 05/01/43	375	411,684
7.50%, 09/15/38	75	90,539
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	618	686,453
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	736	705,328
5.00%, 09/30/43(a)	1,473	1,574,568
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	345	257,436
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,530	1,234,266
4.25%, 07/17/42(b)	430	381,281
4.38%, 02/05/49 (Call 08/05/48)(b)	738	663,920
4.50%, 08/01/47 (Call 02/01/47)(b)	702	644,927
4.88%, 11/04/44(b)	630	599,710
5.63%, 09/21/35(b)	125	131,549
5.63%, 10/18/43(b)	545	565,716
6.15%, 10/24/36(a)(b)	205	220,432
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	462	470,202
5.45%, 03/15/43 (Call 09/15/42)	1,089	1,071,173
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	490	387,105
	Par
Security	(000)	Value

Mining (continued)
Glencore Canada Corp., 6.20%, 06/15/35	$300	$320,226
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	200	196,340
6.00%, 11/15/41(b)	313	324,897
6.90%, 11/15/37(b)	465	529,536
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(b)	235	171,595
3.88%, 04/27/51 (Call 10/27/50)(b)	160	128,041
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	370	332,149
6.76%, 11/15/48(a)(b)	439	443,829
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)(b)	283	235,951
5.65%, 09/12/49 (Call 03/12/49)(b)	370	348,729
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(a)	167	174,026
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(b)	585	488,188
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	193	162,294
5.75%, 11/15/41(b)	415	423,056
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	523	526,099
5.45%, 06/09/44 (Call 12/09/43)	245	259,391
5.88%, 04/01/35	554	609,927
6.25%, 10/01/39	559	641,488
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	331	373,073
6.13%, 12/15/33	566	665,988
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	770	587,817
5.20%, 11/02/40	718	778,805
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	464	447,400
4.75%, 03/22/42 (Call 09/22/41)	93	96,432
Southern Copper Corp.
5.25%, 11/08/42	530	547,808
5.88%, 04/23/45	745	820,923
6.75%, 04/16/40	709	844,050
7.50%, 07/27/35	802	983,789
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)(a)	245	233,624
5.40%, 02/01/43 (Call 08/01/42)	185	180,379
6.00%, 08/15/40 (Call 02/15/40)	415	434,400
6.13%, 10/01/35(a)	125	137,587
6.25%, 07/15/41 (Call 01/15/41)	492	530,991
		26,663,948
Oil & Gas — 5.9%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	665	707,427
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	871	638,420
2.94%, 06/04/51 (Call 12/04/50)(a)	1,212	916,795
3.00%, 02/24/50 (Call 08/24/49)	1,101	850,032
3.00%, 03/17/52 (Call 09/17/51)	729	559,373
3.06%, 06/17/41 (Call 12/17/40)(a)	875	724,288
3.07%, 03/30/50 (Call 09/30/49)	410	371,338
3.38%, 02/08/61 (Call 08/08/60)	1,170	931,308
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	190	189,244
5.85%, 02/01/35	256	267,390
6.25%, 03/15/38(a)	546	600,917

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.45%, 06/30/33	$287	$319,632
6.50%, 02/15/37	327	363,656
6.75%, 02/01/39	282	320,979
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	420	336,708
5.25%, 06/15/37 (Call 12/15/36)	192	194,530
5.40%, 06/15/47 (Call 12/15/46)(a)	466	475,081
6.75%, 11/15/39	737	830,075
6.80%, 09/15/37	308	350,599
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	120	101,321
3.08%, 05/11/50 (Call 11/11/49)(a)	780	652,179
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	658	476,719
5.25%, 11/15/43 (Call 05/15/43)	185	204,406
6.00%, 03/01/41 (Call 09/01/40)	125	152,585
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	242,240
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	335,458
4.25%, 05/09/43	220	192,159
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	383,699
CNOOC Finance 2015 Australia Pty Ltd., 4.20%,
05/05/45(a)	365	312,466
CNOOC Petroleum North America ULC
5.88%, 03/10/35	562	593,057
6.40%, 05/15/37(a)	645	715,145
7.50%, 07/30/39	410	503,768
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	375	412,957
ConocoPhillips
5.90%, 10/15/32	490	556,808
6.50%, 02/01/39	450	551,915
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(b)	100	92,423
3.80%, 03/15/52 (Call 09/15/51)(a)	360	327,908
4.03%, 03/15/62 (Call 09/15/61)(b)	2,029	1,852,690
4.30%, 11/15/44 (Call 05/15/44)	328	317,504
5.95%, 03/15/46 (Call 09/15/45)	120	143,151
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	435	390,678
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	154	147,436
5.00%, 06/15/45 (Call 12/15/44)(a)	246	245,672
5.60%, 07/15/41 (Call 01/15/41)(a)	1,226	1,290,820
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	215	191,238
4.40%, 03/24/51 (Call 09/24/50)	612	552,638
Empresa Nacional del Petroleo, 4.50%, 09/14/47
(Call 03/14/47)(b)	431	334,568
Eni SpA, 5.70%, 10/01/40(b)	260	275,514
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	198	189,766
4.95%, 04/15/50 (Call 10/15/49)	553	609,154
5.10%, 01/15/36 (Call 07/15/35)(a)	70	71,962
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	571	476,849
3.63%, 04/06/40 (Call 10/06/39)	333	305,324
3.70%, 04/06/50 (Call 10/06/49)	754	682,409
3.95%, 05/15/43	504	470,104
4.25%, 11/23/41	420	412,502
4.80%, 11/08/43	506	529,862
	Par
Security	(000)	Value

Oil & Gas (continued)
5.10%, 08/17/40	$518	$560,918
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	433	371,149
3.10%, 08/16/49 (Call 02/16/49)	888	724,645
3.45%, 04/15/51 (Call 10/15/50)(a)	1,480	1,280,910
3.57%, 03/06/45 (Call 09/06/44)	743	654,694
4.11%, 03/01/46 (Call 09/01/45)	1,474	1,425,450
4.23%, 03/19/40 (Call 09/19/39)	1,178	1,178,827
4.33%, 03/19/50 (Call 09/19/49)	1,594	1,590,577
Hess Corp.
5.60%, 02/15/41	823	838,342
5.80%, 04/01/47 (Call 10/01/46)(a)	213	224,163
6.00%, 01/15/40	475	504,501
7.13%, 03/15/33(a)	445	514,222
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	280	213,668
6.38%, 10/24/48(b)	1,340	1,215,974
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(a)	278	273,619
6.60%, 10/01/37	592	670,004
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	320	280,667
4.75%, 09/15/44 (Call 03/15/44)	376	346,825
5.00%, 09/15/54 (Call 03/15/54)	193	176,961
5.85%, 12/15/45 (Call 06/15/45)	109	106,862
6.50%, 03/01/41 (Call 09/01/40)	708	804,596
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	690	691,979
Ovintiv Inc.
6.50%, 08/15/34	465	508,214
6.50%, 02/01/38	210	227,756
6.63%, 08/15/37	310	340,391
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	485	386,162
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	555	464,126
4.70%, 07/30/49(a)(b)	466	417,641
5.63%, 05/20/43(b)	805	787,922
6.00%, 05/03/42(b)	769	787,281
6.45%, 05/30/44(b)	843	903,012
6.50%, 05/27/41(b)	315	335,405
6.50%, 11/07/48(b)	354	380,942
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	470	368,635
4.50%, 03/18/45(b)	1,007	993,164
4.55%, 04/21/50 (Call 10/21/49)(b)	1,564	1,551,742
4.80%, 04/21/60 (Call 10/21/59)(b)	950	981,644
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	595	464,126
4.65%, 11/15/34 (Call 05/15/34)	323	324,995
4.88%, 11/15/44 (Call 05/15/44)	995	994,436
5.88%, 05/01/42	899	1,012,705
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(b)	265	255,939
4.90%, 10/01/46(b)	363	359,392
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	485	398,723
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	2,140	1,789,575
3.30%, 07/12/51 (Call 01/12/51)(b)	2,425	1,994,301
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,900	1,473,637
3.75%, 01/12/62(b)	70	54,008

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	$1,278	$1,008,587
3.50%, 11/24/70 (Call 05/24/70)(b)	1,430	1,107,272
4.25%, 04/16/39(b)	1,803	1,740,440
4.38%, 04/16/49(b)	1,718	1,627,290
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	315	255,601
3.00%, 11/26/51 (Call 05/26/51)	615	485,306
3.13%, 11/07/49 (Call 05/07/49)	723	587,540
3.25%, 04/06/50 (Call 10/06/49)	1,120	934,020
3.63%, 08/21/42	353	313,751
3.75%, 09/12/46	769	690,306
4.00%, 05/10/46	1,113	1,044,896
4.13%, 05/11/35	703	699,294
4.38%, 05/11/45	1,646	1,637,782
4.55%, 08/12/43	707	712,279
5.50%, 03/25/40	761	851,750
6.38%, 12/15/38(a)	1,618	1,989,103
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	325	295,243
Sinopec Group Overseas Development 2012 Ltd., 4.88%,
05/17/42(b)	615	601,204
Sinopec Group Overseas Development 2013 Ltd., 5.38%,
10/17/43(b)	250	262,232
Sinopec Group Overseas Development 2015 Ltd., 4.10%,
04/28/45(a)(b)	550	481,329
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	425	363,218
4.25%, 04/12/47(a)(b)	375	332,573
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(b)	475	357,763
3.68%, 08/08/49 (Call 02/08/49)(b)	473	377,561
4.60%, 09/12/48(b)	323	304,018
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	162	138,253
4.00%, 11/15/47 (Call 05/15/47)	294	260,965
5.35%, 07/15/33	310	320,479
5.95%, 12/01/34	410	441,689
5.95%, 05/15/35	481	517,176
6.50%, 06/15/38	653	746,918
6.80%, 05/15/38	405	474,364
6.85%, 06/01/39	565	672,593
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	336	222,079
3.75%, 06/18/50(a)(b)	480	331,824
5.38%, 11/20/48(a)(b)	345	306,181
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	615	509,019
3.13%, 05/29/50 (Call 11/29/49)	1,149	924,524
3.39%, 06/29/60 (Call 12/29/59)	497	400,323
3.46%, 07/12/49 (Call 01/12/49)	596	512,232
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	111	87,433
4.00%, 06/01/52 (Call 12/01/51)	450	375,037
4.90%, 03/15/45	226	216,428
6.63%, 06/15/37	1,524	1,736,316
XTO Energy Inc., 6.75%, 08/01/37	80	95,595
		87,800,059
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	789	812,704
	Par
Security	(000)	Value

Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	$699	$629,683
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	477	437,450
4.75%, 08/01/43 (Call 02/01/43)	299	281,053
4.85%, 11/15/35 (Call 05/15/35)	589	596,986
5.00%, 11/15/45 (Call 05/15/45)(a)	1,046	1,028,864
6.70%, 09/15/38	620	711,252
7.45%, 09/15/39	650	794,752
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	672	518,618
		5,811,362
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	415	307,490
4.05%, 12/15/49 (Call 06/15/49)	290	255,727
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	290	311,771
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	285	249,715
4.20%, 06/01/32 (Call 03/01/32)	193	188,475
		1,313,178
Pharmaceuticals — 6.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,290	2,130,919
4.25%, 11/21/49 (Call 05/21/49)	3,082	2,884,997
4.30%, 05/14/36 (Call 11/14/35)	610	596,985
4.40%, 11/06/42	1,435	1,367,835
4.45%, 05/14/46 (Call 11/14/45)	1,339	1,277,630
4.50%, 05/14/35 (Call 11/14/34)	1,448	1,456,088
4.55%, 03/15/35 (Call 09/15/34)	972	982,216
4.63%, 10/01/42 (Call 04/01/42)	226	218,494
4.70%, 05/14/45 (Call 11/14/44)	1,676	1,662,089
4.75%, 03/15/45 (Call 09/15/44)	424	418,514
4.85%, 06/15/44 (Call 12/15/43)	575	576,431
4.88%, 11/14/48 (Call 05/14/48)	972	984,903
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	226	203,837
4.30%, 12/15/47 (Call 06/15/47)(a)	354	329,850
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(a)	315	216,982
3.00%, 05/28/51 (Call 11/28/50)	491	408,194
4.00%, 09/18/42	743	718,872
4.38%, 11/16/45	572	581,655
4.38%, 08/17/48 (Call 02/17/48)(a)	186	189,682
6.45%, 09/15/37	1,778	2,230,838
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	305	247,511
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	153	146,749
4.40%, 07/15/44 (Call 01/15/44)(b)	614	538,963
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	676	637,795
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	125	110,868
4.70%, 07/15/64 (Call 01/15/64)(b)	410	356,460
4.88%, 06/25/48 (Call 12/25/47)(b)	1,225	1,171,038
5.50%, 07/30/35(a)(b)	75	77,912
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	438	375,097
4.67%, 06/06/47 (Call 12/06/46)	822	801,862
4.69%, 12/15/44 (Call 06/15/44)	613	590,196
6.00%, 05/15/39(a)	50	54,536

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	$567	$434,153
2.55%, 11/13/50 (Call 05/13/50)	875	644,286
3.25%, 08/01/42	425	359,749
3.55%, 03/15/42 (Call 09/15/41)	895	811,783
3.70%, 03/15/52 (Call 09/15/51)	1,270	1,151,438
3.90%, 03/15/62 (Call 09/15/61)	630	569,305
4.13%, 06/15/39 (Call 12/15/38)	1,213	1,192,932
4.25%, 10/26/49 (Call 04/26/49)	2,171	2,135,689
4.35%, 11/15/47 (Call 05/15/47)	785	782,857
4.50%, 03/01/44 (Call 09/01/43)(a)	55	54,972
4.55%, 02/20/48 (Call 08/20/47)	748	765,139
4.63%, 05/15/44 (Call 11/15/43)	179	183,317
5.00%, 08/15/45 (Call 02/15/45)(a)	245	264,659
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	466	415,413
4.50%, 11/15/44 (Call 05/15/44)	153	136,642
4.60%, 03/15/43	248	224,268
4.90%, 09/15/45 (Call 03/15/45)	294	278,081
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)(a)	372	306,653
3.40%, 03/15/50 (Call 09/15/49)	656	522,742
3.40%, 03/15/51 (Call 09/15/50)	825	659,239
3.88%, 10/15/47 (Call 04/15/47)	564	485,634
4.80%, 08/15/38 (Call 02/15/38)	1,268	1,283,491
4.80%, 07/15/46 (Call 01/16/46)	720	714,112
4.90%, 12/15/48 (Call 06/15/48)	1,564	1,559,493
5.38%, 02/15/42 (Call 08/15/41)	111	114,616
6.13%, 11/15/41	169	190,427
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	789	598,544
4.13%, 04/01/40 (Call 10/01/39)	495	450,397
4.25%, 04/01/50 (Call 10/01/49)	348	315,316
4.78%, 03/25/38 (Call 09/25/37)	2,918	2,903,412
4.88%, 07/20/35 (Call 01/20/35)(a)	374	385,374
5.05%, 03/25/48 (Call 09/25/47)	4,526	4,610,159
5.13%, 07/20/45 (Call 01/20/45)	1,967	2,001,467
5.30%, 12/05/43 (Call 06/05/43)	463	478,997
6.13%, 09/15/39(a)	238	268,792
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	1,112	804,706
2.50%, 09/15/60 (Call 03/15/60)	526	372,485
3.70%, 03/01/45 (Call 09/01/44)	306	283,862
3.95%, 05/15/47 (Call 11/15/46)(a)	85	83,006
3.95%, 03/15/49 (Call 09/15/48)	95	94,517
4.15%, 03/15/59 (Call 09/15/58)	409	405,926
5.55%, 03/15/37	70	82,866
5.95%, 11/15/37(a)	165	197,343
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	250	244,348
5.38%, 04/15/34(a)	696	788,800
6.38%, 05/15/38	1,498	1,866,612
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	564	427,883
2.25%, 09/01/50 (Call 03/01/50)	409	296,956
2.45%, 09/01/60 (Call 03/01/60)	727	512,998
3.40%, 01/15/38 (Call 07/15/37)	492	459,025
3.50%, 01/15/48 (Call 07/15/47)(a)	473	432,530
3.55%, 03/01/36 (Call 09/01/35)	479	464,316
3.63%, 03/03/37 (Call 09/03/36)	717	702,596
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$1,048	$992,989
3.75%, 03/03/47 (Call 09/03/46)	585	559,219
4.38%, 12/05/33 (Call 06/05/33)	478	509,704
4.50%, 09/01/40	357	371,509
4.50%, 12/05/43 (Call 06/05/43)	324	334,180
4.85%, 05/15/41	221	237,834
4.95%, 05/15/33	471	528,070
5.85%, 07/15/38	497	592,160
5.95%, 08/15/37	580	714,371
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	215	219,921
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	176,548
5.90%, 11/01/39	290	333,703
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	654	512,879
2.45%, 06/24/50 (Call 12/24/49)	698	512,815
2.75%, 12/10/51 (Call 06/10/51)(a)	835	644,976
2.90%, 12/10/61 (Call 06/10/61)	950	720,585
3.60%, 09/15/42 (Call 03/15/42)	323	294,581
3.70%, 02/10/45 (Call 08/10/44)	1,136	1,042,406
3.90%, 03/07/39 (Call 09/07/38)	617	602,653
4.00%, 03/07/49 (Call 09/07/48)	863	840,100
4.15%, 05/18/43	695	683,447
6.50%, 12/01/33(a)	410	510,603
6.55%, 09/15/37	345	435,564
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	100	117,436
5.85%, 06/30/39	185	219,899
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	344	300,345
5.40%, 11/29/43 (Call 05/29/43)	385	348,745
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	731	584,312
3.70%, 09/21/42	467	437,261
4.00%, 11/20/45 (Call 05/20/45)	653	634,767
4.40%, 05/06/44	970	997,085
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)(a)	615	501,754
2.70%, 05/28/50 (Call 11/28/49)	728	573,608
3.90%, 03/15/39 (Call 09/15/38)	470	457,012
4.00%, 12/15/36	38	38,356
4.00%, 03/15/49 (Call 09/15/48)	689	668,353
4.10%, 09/15/38 (Call 03/15/38)	371	368,843
4.13%, 12/15/46	601	591,303
4.20%, 09/15/48 (Call 03/15/48)	599	602,479
4.30%, 06/15/43	479	480,022
4.40%, 05/15/44	540	550,624
5.60%, 09/15/40	288	332,786
7.20%, 03/15/39	1,421	1,925,464
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	661	533,379
3.18%, 07/09/50 (Call 01/09/50)	1,315	1,015,014
3.38%, 07/09/60 (Call 01/09/60)	654	493,102
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	679	604,667
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	920	715,649
4.00%, 06/22/50 (Call 12/22/49)	1,100	821,016
Wyeth LLC
5.95%, 04/01/37	1,198	1,440,910

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
6.00%, 02/15/36(a)	$528	$629,854
6.50%, 02/01/34	635	776,804
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	305	238,723
3.95%, 09/12/47 (Call 03/12/47)(a)	376	345,131
4.45%, 08/20/48 (Call 02/20/48)	322	317,454
4.70%, 02/01/43 (Call 08/01/42)	640	642,529
		92,995,824
Pipelines — 4.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,281	1,249,615
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	265	234,417
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	471	420,993
3.40%, 01/15/38 (Call 07/15/37)(b)	240	210,472
3.70%, 01/15/39 (Call 07/15/38)(b)	499	438,480
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39
(Call 04/07/39)	137	112,469
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(b)	80	71,691
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	525	466,818
6.38%, 08/01/37(b)	50	56,532
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	275	294,848
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)(b)	188	156,014
4.60%, 12/15/44 (Call 06/15/44)(b)	256	234,080
4.80%, 11/01/43 (Call 05/01/43)(b)	188	180,703
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	400	353,500
4.39%, 11/30/46(b)	775	649,944
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32(a)	220	271,537
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)(a)	453	469,669
7.38%, 10/15/45 (Call 04/15/45)	192	241,023
Series B, 7.50%, 04/15/38	280	342,577
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	297	248,569
3.40%, 08/01/51 (Call 02/01/51)	510	402,234
4.00%, 11/15/49 (Call 05/15/49)(a)	332	289,481
4.50%, 06/10/44 (Call 12/10/43)(a)	279	257,559
5.50%, 12/01/46 (Call 06/01/46)	435	468,602
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)(a)	157	147,783
4.95%, 01/15/43 (Call 07/15/42)	260	227,069
5.00%, 05/15/44 (Call 11/15/43)	319	280,943
5.00%, 05/15/50 (Call 11/15/49)	1,157	1,041,346
5.15%, 02/01/43 (Call 08/01/42)	305	272,080
5.15%, 03/15/45 (Call 09/15/44)	607	543,964
5.30%, 04/01/44 (Call 10/01/43)(a)	441	403,533
5.30%, 04/15/47 (Call 10/15/46)(a)	535	489,202
5.35%, 05/15/45 (Call 11/15/44)	474	434,205
5.40%, 10/01/47 (Call 04/01/47)	844	776,882
5.95%, 10/01/43 (Call 04/01/43)	270	264,832
6.00%, 06/15/48 (Call 12/15/47)	594	587,271
6.05%, 06/01/41 (Call 12/01/40)(a)	405	409,083
6.10%, 02/15/42	160	157,155
6.13%, 12/15/45 (Call 06/15/45)	596	595,846
6.25%, 04/15/49 (Call 10/15/48)	924	942,778
6.50%, 02/01/42 (Call 08/01/41)	596	620,463
6.63%, 10/15/36	271	287,453
	Par
Security	(000)	Value

Pipelines (continued)
6.85%, 02/15/40(a)	$150	$153,976
7.50%, 07/01/38	346	391,791
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	295	290,881
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	592	446,968
3.30%, 02/15/53 (Call 08/15/52)	547	415,245
3.70%, 01/31/51 (Call 07/31/50)	614	503,074
3.95%, 01/31/60 (Call 07/31/59)	541	443,509
4.20%, 01/31/50 (Call 07/31/49)	799	704,781
4.25%, 02/15/48 (Call 08/15/47)	770	694,956
4.45%, 02/15/43 (Call 08/15/42)	616	567,974
4.80%, 02/01/49 (Call 08/01/48)	671	643,059
4.85%, 08/15/42 (Call 02/15/42)	465	448,631
4.85%, 03/15/44 (Call 09/15/43)	820	796,063
4.90%, 05/15/46 (Call 11/15/45)	638	612,974
4.95%, 10/15/54 (Call 04/15/54)	201	194,515
5.10%, 02/15/45 (Call 08/15/44)	484	476,466
5.70%, 02/15/42	361	378,992
5.95%, 02/01/41	420	456,636
6.13%, 10/15/39	385	422,912
6.45%, 09/01/40	200	226,321
7.55%, 04/15/38	287	354,633
Series D, 6.88%, 03/01/33	352	418,499
Series H, 6.65%, 10/15/34	216	251,631
Series J, 5.75%, 03/01/35	75	79,947
Flex Intermediate Holdco LLC, 4.32%, 12/30/39
(Call 06/30/39)(b)	177	147,326
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	23	21,639
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	192	168,280
2.63%, 03/31/36(a)(b)	957	800,265
2.94%, 09/30/40(b)	1,513	1,278,925
3.25%, 09/30/40(b)	805	664,106
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45
(Call 04/15/45)(a)(b)	190	196,539
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	266	239,089
5.00%, 08/15/42 (Call 02/15/42)	360	336,856
5.00%, 03/01/43 (Call 09/01/42)	407	379,906
5.40%, 09/01/44 (Call 03/01/44)	330	320,682
5.50%, 03/01/44 (Call 09/01/43)	464	439,504
5.63%, 09/01/41	249	245,797
5.80%, 03/15/35	345	363,462
6.38%, 03/01/41	369	391,196
6.50%, 02/01/37	265	289,983
6.50%, 09/01/39	388	421,844
6.55%, 09/15/40	284	309,065
6.95%, 01/15/38	670	763,932
7.30%, 08/15/33	233	270,274
7.50%, 11/15/40	255	300,253
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	262	192,963
3.60%, 02/15/51 (Call 08/15/50)(a)	559	434,805
5.05%, 02/15/46 (Call 08/15/45)	502	473,522
5.20%, 03/01/48 (Call 09/01/47)	418	402,812
5.30%, 12/01/34 (Call 06/01/34)	274	280,792
5.55%, 06/01/45 (Call 12/01/44)	978	984,587
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	435	365,022
4.20%, 12/01/42 (Call 06/01/42)(a)	175	144,916

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.20%, 03/15/45 (Call 09/15/44)	$170	$137,356
4.20%, 10/03/47 (Call 04/03/47)	398	342,837
4.25%, 09/15/46 (Call 03/15/46)	330	286,940
4.85%, 02/01/49 (Call 08/01/48)	208	195,951
5.15%, 10/15/43 (Call 04/15/43)	264	258,716
6.40%, 05/01/37(a)	125	140,049
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,047	970,148
4.70%, 04/15/48 (Call 10/15/47)	835	744,886
4.90%, 04/15/58 (Call 10/15/57)	268	233,161
4.95%, 03/14/52 (Call 09/14/51)	890	819,739
5.20%, 03/01/47 (Call 09/01/46)	615	584,391
5.20%, 12/01/47 (Call 06/01/47)	271	253,925
5.50%, 02/15/49 (Call 08/15/48)	696	693,922
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	318	365,955
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	311	238,073
4.10%, 09/15/42 (Call 03/15/42)(b)	190	165,361
4.30%, 01/15/49 (Call 07/15/48)(a)(b)	427	381,008
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)(a)	216	182,600
4.50%, 03/15/50 (Call 09/15/49)	188	158,468
4.95%, 07/13/47 (Call 01/06/47)	329	295,953
5.20%, 07/15/48 (Call 01/15/48)(a)	379	357,582
6.00%, 06/15/35	389	396,297
7.15%, 01/15/51 (Call 07/15/50)	189	212,118
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	498	500,854
6.20%, 09/15/43 (Call 03/15/43)	259	259,296
6.65%, 10/01/36	475	504,120
6.85%, 10/15/37	453	487,961
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	212	169,883
4.70%, 06/15/44 (Call 12/15/43)	331	278,504
4.90%, 02/15/45 (Call 08/15/44)	398	343,472
5.15%, 06/01/42 (Call 12/01/41)	348	307,152
6.65%, 01/15/37	459	479,963
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	315	311,491
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	149	143,584
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(b)	267	246,370
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	446	409,740
5.95%, 09/25/43 (Call 03/25/43)	360	392,725
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	560	530,268
4.95%, 04/15/52 (Call 10/15/51)	430	393,721
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	117,800
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	199	169,866
7.00%, 07/15/32	399	460,607
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	249	251,044
4.75%, 05/15/38 (Call 11/15/37)	179	177,678
4.88%, 05/15/48 (Call 11/15/47)	554	559,596
5.00%, 10/16/43 (Call 04/16/43)	405	406,392
5.10%, 03/15/49 (Call 09/15/48)	603	630,821
5.60%, 03/31/34	340	361,355
5.85%, 03/15/36	435	474,288
	Par
Security	(000)	Value

Pipelines (continued)
6.10%, 06/01/40	$335	$377,541
6.20%, 10/15/37(a)	566	644,204
7.25%, 08/15/38	420	520,348
7.63%, 01/15/39(a)	765	989,314
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	215	183,331
4.45%, 08/01/42 (Call 02/01/42)(a)	290	267,663
4.60%, 03/15/48 (Call 09/15/47)	475	443,232
5.40%, 08/15/41 (Call 02/15/41)	296	304,648
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	230	177,329
4.85%, 03/01/48 (Call 09/01/47)(a)	456	434,544
4.90%, 01/15/45 (Call 07/15/44)	296	277,450
5.10%, 09/15/45 (Call 03/15/45)	630	611,726
5.40%, 03/04/44 (Call 09/04/43)	155	154,522
5.75%, 06/24/44 (Call 12/24/43)	388	403,790
5.80%, 11/15/43 (Call 05/15/43)	262	272,433
6.30%, 04/15/40	720	794,803
		63,247,356
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(b)	215	216,923
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	225	230,814
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	354	355,762
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	585	575,631
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(b)	393	317,441
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(b)	591	465,396
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(b)	140	105,855
		2,267,822
Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	209	239,345

Real Estate Investment Trusts — 1.4%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	236	194,591
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	624	493,919
2.95%, 03/15/34 (Call 12/15/33)	300	262,180
3.00%, 05/18/51 (Call 11/18/50)	434	310,712
3.55%, 03/15/52 (Call 09/15/51)	630	499,540
4.00%, 02/01/50 (Call 08/01/49)	487	421,887
4.85%, 04/15/49 (Call 10/15/48)	132	129,727
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	185	134,713
4.30%, 04/15/52 (Call 10/15/51)	100	85,415
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	535	375,953
3.10%, 06/15/50 (Call 12/15/49)	516	372,369
3.70%, 10/15/49 (Call 04/15/49)	299	238,170
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	216	197,476
4.15%, 07/01/47 (Call 01/01/47)	195	183,587
4.35%, 04/15/48 (Call 10/18/47)	218	212,202
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	535	429,066
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	210	169,202
Corporate Office Properties LP, 2.90%, 12/01/33
(Call 09/01/33)(a)	313	254,439

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	$751	$566,171
3.25%, 01/15/51 (Call 07/15/50)	450	336,615
4.00%, 11/15/49 (Call 05/15/49)	123	103,599
4.15%, 07/01/50 (Call 01/01/50)(a)	206	179,076
4.75%, 05/15/47 (Call 11/15/46)	364	340,865
5.20%, 02/15/49 (Call 08/15/48)	199	200,151
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	185	139,245
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	315	225,605
3.00%, 07/15/50 (Call 01/15/50)	241	173,292
3.40%, 02/15/52 (Call 08/15/51)	437	336,993
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(a)	240	217,509
4.50%, 07/01/44 (Call 01/01/44)(a)	384	373,971
4.50%, 06/01/45 (Call 12/01/44)	207	199,111
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	256	170,110
4.50%, 03/15/48 (Call 09/15/47)	190	178,171
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(a)	269	217,932
4.50%, 12/01/44 (Call 06/01/44)	247	228,347
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(b)	159	152,183
Healthpeak Properties Inc., 6.75%, 02/01/41
(Call 08/01/40)	185	220,742
Invitation Homes Operating Partnership LP, 2.70%,
01/15/34 (Call 10/15/33)	275	222,511
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	372	300,454
2.65%, 11/15/33 (Call 08/15/33)	320	256,517
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(a)	199	162,381
4.13%, 12/01/46 (Call 06/01/46)	201	174,620
4.25%, 04/01/45 (Call 10/01/44)	265	231,730
4.45%, 09/01/47 (Call 03/01/47)	312	287,273
Mid-America Apartments LP, 2.88%, 09/15/51
(Call 03/15/51)	195	140,886
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	120	84,707
3.10%, 04/15/50 (Call 10/15/49)	299	216,184
3.50%, 04/15/51 (Call 10/15/50)	303	234,991
4.80%, 10/15/48 (Call 04/15/48)	186	178,711
Omega Healthcare Investors Inc., 3.25%, 04/15/33
(Call 01/15/33)	433	343,668
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	314	203,841
3.00%, 04/15/50 (Call 10/15/49)(a)	477	374,842
4.38%, 09/15/48 (Call 03/15/48)	235	227,629
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	345	271,518
2.85%, 12/15/32 (Call 09/15/32)(a)	370	330,247
4.65%, 03/15/47 (Call 09/15/46)	337	333,718
5.88%, 03/15/35	160	175,935
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	407	379,364
4.65%, 03/15/49 (Call 09/15/48)	154	146,011
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(a)	793	614,326
3.80%, 07/15/50 (Call 01/15/50)	419	357,409
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/44 (Call 04/01/44)	$151	$135,972
4.25%, 11/30/46 (Call 05/30/46)	360	329,162
4.75%, 03/15/42 (Call 09/15/41)	55	52,997
6.75%, 02/01/40 (Call 11/01/39)	533	630,046
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	430	376,250
6.95%, 01/30/44 (Call 07/30/43)(a)(b)	445	407,152
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	275	215,361
2.10%, 08/01/32 (Call 05/01/32)	60	48,373
2.10%, 06/15/33 (Call 03/15/33)	188	148,606
3.10%, 11/01/34 (Call 08/01/34)	260	221,290
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)(a)	105	94,565
4.88%, 04/15/49 (Call 10/15/48)	159	154,501
5.70%, 09/30/43 (Call 03/30/43)	244	260,235
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	530	518,409
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	305	246,199
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	277	228,234
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	164	162,890
5.13%, 03/15/43 (Call 09/15/42)	115	113,936
6.50%, 03/15/41 (Call 09/15/40)	395	460,403
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	10	9,119
4.00%, 03/09/52 (Call 09/09/51)	245	212,923
6.88%, 12/15/33	142	165,660
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	329	262,048
		21,228,640
Retail — 2.6%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	478	340,609
2.80%, 02/10/51 (Call 08/02/50)(b)	759	523,568
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	301	235,218
3.63%, 05/13/51 (Call 11/13/50)(b)	130	97,542
3.80%, 01/25/50 (Call 07/25/49)(b)	478	370,995
4.50%, 07/26/47 (Call 01/26/47)(b)	330	286,276
CK Hutchison International 20 Ltd., 3.38%, 05/08/50
(Call 11/08/49)(a)(b)	320	264,541
CK Hutchison International 21 Ltd., 3.13%, 04/15/41
(Call 10/15/40)(a)(b)	150	123,990
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	209	179,499
Dick’s Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	370	262,429
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	299	253,809
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	263	192,767
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)(a)	672	480,608
2.75%, 09/15/51 (Call 03/15/51)	495	376,000
3.13%, 12/15/49 (Call 06/15/49)	689	558,354
3.30%, 04/15/40 (Call 10/15/39)(a)	656	579,343
3.35%, 04/15/50 (Call 10/15/49)	740	626,702
3.50%, 09/15/56 (Call 03/15/56)	595	509,250
3.63%, 04/15/52 (Call 10/15/51)	1,035	919,429
3.90%, 06/15/47 (Call 12/15/46)	652	604,982
4.20%, 04/01/43 (Call 10/01/42)	659	642,540
4.25%, 04/01/46 (Call 10/01/45)	789	768,281
4.40%, 03/15/45 (Call 09/15/44)	537	535,732

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.50%, 12/06/48 (Call 06/06/48)(a)	$901	$910,819
4.88%, 02/15/44 (Call 08/15/43)(a)	650	688,264
5.40%, 09/15/40 (Call 03/15/40)	447	498,159
5.88%, 12/16/36(a)	1,367	1,644,074
5.95%, 04/01/41 (Call 10/01/40)	537	634,408
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	205	187,240
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	690	535,005
3.00%, 10/15/50 (Call 04/15/50)	1,064	793,876
3.50%, 04/01/51 (Call 10/01/50)	461	369,618
3.70%, 04/15/46 (Call 10/15/45)	909	760,205
4.05%, 05/03/47 (Call 11/03/46)	842	738,651
4.25%, 04/01/52 (Call 10/01/51)	350	318,420
4.38%, 09/15/45 (Call 03/15/45)	389	353,676
4.45%, 04/01/62 (Call 10/01/61)	495	447,431
4.55%, 04/05/49 (Call 10/05/48)	427	402,363
4.65%, 04/15/42 (Call 10/15/41)(a)	444	431,566
5.00%, 04/15/40 (Call 10/15/39)	315	319,613
5.00%, 09/15/43 (Call 03/15/43)	30	29,006
5.13%, 04/15/50 (Call 10/15/49)	410	421,382
5.50%, 10/15/35	430	467,034
5.80%, 10/15/36	100	107,253
McDonald’s Corp.
3.63%, 05/01/43	306	261,372
3.63%, 09/01/49 (Call 03/01/49)	1,108	942,019
3.70%, 02/15/42	333	290,186
4.20%, 04/01/50 (Call 10/01/49)	434	404,922
4.45%, 03/01/47 (Call 09/01/46)	570	546,924
4.45%, 09/01/48 (Call 03/01/48)	431	413,149
4.60%, 05/26/45 (Call 11/26/44)	338	330,974
4.70%, 12/09/35 (Call 06/09/35)	146	150,953
4.88%, 07/15/40	259	262,588
4.88%, 12/09/45 (Call 06/09/45)	951	980,589
5.70%, 02/01/39	401	438,610
6.30%, 10/15/37(a)	493	584,174
6.30%, 03/01/38	452	530,583
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	286	223,564
3.50%, 11/15/50 (Call 05/15/50)	651	526,014
3.75%, 12/01/47 (Call 06/01/47)	315	264,153
4.30%, 06/15/45 (Call 12/15/44)	277	251,348
4.45%, 08/15/49 (Call 02/15/49)(a)	518	485,246
4.50%, 11/15/48 (Call 05/15/48)	615	577,988
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	600	480,500
3.63%, 04/15/46	262	236,406
3.90%, 11/15/47 (Call 05/15/47)	373	348,806
4.00%, 07/01/42(a)	200	193,566
6.35%, 11/01/32	90	107,052
6.50%, 10/15/37	490	603,610
7.00%, 01/15/38	545	699,678
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	228	237,410
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	309	318,695
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	885	716,252
2.65%, 09/22/51 (Call 03/22/51)	2,075	1,643,036
2.95%, 09/24/49 (Call 03/24/49)	300	249,980
3.63%, 12/15/47 (Call 06/15/47)	60	56,161
3.95%, 06/28/38 (Call 12/28/37)	335	331,682
	Par
Security	(000)	Value

Retail (continued)
4.00%, 04/11/43 (Call 10/11/42)(a)	$200	$196,259
4.05%, 06/29/48 (Call 12/29/47)	585	590,305
4.30%, 04/22/44 (Call 10/22/43)(a)	245	247,562
4.88%, 07/08/40	160	172,216
5.00%, 10/25/40	270	298,212
5.25%, 09/01/35(a)	1,215	1,389,801
5.63%, 04/01/40	355	418,600
5.63%, 04/15/41	15	17,854
6.20%, 04/15/38	80	99,650
6.50%, 08/15/37(a)	185	239,891
		39,149,067
Semiconductors — 2.3%
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)(a)	530	430,036
2.95%, 10/01/51 (Call 04/01/51)	588	471,722
5.30%, 12/15/45 (Call 06/15/45)	195	216,608
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	296	231,495
4.35%, 04/01/47 (Call 10/01/46)	377	382,781
5.10%, 10/01/35 (Call 04/01/35)	139	152,181
5.85%, 06/15/41	688	809,233
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,282	1,029,834
3.14%, 11/15/35 (Call 08/15/35)(b)	1,898	1,549,745
3.19%, 11/15/36 (Call 08/15/36)(b)	1,810	1,451,074
3.42%, 04/15/33 (Call 01/15/33)(b)	1,630	1,403,312
3.47%, 04/15/34 (Call 01/15/34)(b)	2,102	1,790,553
3.50%, 02/15/41 (Call 08/15/40)(b)	1,564	1,237,484
3.75%, 02/15/51 (Call 08/15/50)(b)	1,028	802,786
4.30%, 11/15/32 (Call 08/15/32)(a)	785	739,379
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	975	921,834
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	485	386,360
3.05%, 08/12/51 (Call 02/12/51)	860	679,350
3.10%, 02/15/60 (Call 08/15/59)	598	454,007
3.20%, 08/12/61 (Call 02/12/61)(a)	145	111,523
3.25%, 11/15/49 (Call 05/15/49)	1,171	962,780
3.73%, 12/08/47 (Call 06/08/47)	1,180	1,058,448
4.00%, 12/15/32(a)	169	170,247
4.10%, 05/19/46 (Call 11/19/45)	745	706,998
4.10%, 05/11/47 (Call 11/11/46)	589	555,013
4.25%, 12/15/42(a)	350	339,695
4.60%, 03/25/40 (Call 09/25/39)(a)	514	523,709
4.75%, 03/25/50 (Call 09/25/49)	1,268	1,319,850
4.80%, 10/01/41	523	545,846
4.90%, 07/29/45 (Call 01/29/45)	516	540,238
4.95%, 03/25/60 (Call 09/25/59)(a)	573	614,949
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	584	481,779
5.00%, 03/15/49 (Call 09/15/48)	241	258,186
5.65%, 11/01/34 (Call 07/01/34)(a)	204	221,503
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	433	333,844
3.13%, 06/15/60 (Call 12/15/59)	358	273,437
4.88%, 03/15/49 (Call 09/15/48)	419	445,096
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)(a)	360	280,406
3.48%, 11/01/51 (Call 05/01/51)(a)	335	248,750
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	580	531,394

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
3.50%, 04/01/50 (Call 10/01/49)(a)	$1,261	$1,123,305
3.70%, 04/01/60 (Call 10/01/59)	343	302,169
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	440	331,591
3.25%, 05/11/41 (Call 11/11/40)	142	111,648
3.25%, 11/30/51 (Call 05/30/51)	460	327,747
5.00%, 01/15/33 (Call 10/15/32)	140	140,004
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	427	360,595
4.30%, 05/20/47 (Call 11/20/46)(a)	848	834,554
4.50%, 05/20/52 (Call 11/20/51)	730	739,338
4.65%, 05/20/35 (Call 11/20/34)	471	495,782
4.80%, 05/20/45 (Call 11/20/44)(a)	874	910,505
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(a)	330	259,158
3.88%, 03/15/39 (Call 09/15/38)	469	455,709
4.15%, 05/15/48 (Call 11/15/47)	921	920,100
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)(a)	205	171,187
3.25%, 10/25/51 (Call 04/25/51)(a)	750	610,642
4.50%, 04/22/52 (Call 10/22/51)	215	214,637
		33,972,136
Software — 2.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	731	541,226
4.50%, 06/15/47 (Call 12/15/46)	219	220,688
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	423	324,250
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	243	187,905
4.50%, 08/15/46 (Call 02/15/46)	265	245,876
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	142	134,379
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,143	1,023,875
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	3,637	2,811,633
2.68%, 06/01/60 (Call 12/01/59)	2,226	1,702,803
2.92%, 03/17/52 (Call 09/17/51)	3,678	3,068,097
3.04%, 03/17/62 (Call 09/17/61)	1,186	963,680
3.45%, 08/08/36 (Call 02/08/36)	1,055	1,022,560
3.50%, 02/12/35 (Call 08/12/34)	837	820,631
3.50%, 11/15/42	412	381,821
3.70%, 08/08/46 (Call 02/08/46)	1,229	1,194,730
3.75%, 02/12/45 (Call 08/12/44)(a)	357	339,415
3.95%, 08/08/56 (Call 02/08/56)	121	118,110
4.00%, 02/12/55 (Call 08/12/54)	50	49,494
4.10%, 02/06/37 (Call 08/06/36)	586	614,109
4.20%, 11/03/35 (Call 05/03/35)	430	449,700
4.25%, 02/06/47 (Call 08/06/46)(a)	764	793,548
4.45%, 11/03/45 (Call 05/03/45)(a)	85	89,715
4.50%, 10/01/40	575	614,860
4.50%, 02/06/57 (Call 08/06/56)	460	500,947
4.75%, 11/03/55 (Call 05/03/55)	100	111,269
5.20%, 06/01/39	70	81,407
5.30%, 02/08/41(a)	410	478,598
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	1,651	1,282,455
3.60%, 04/01/50 (Call 10/01/49)	2,522	1,822,506
3.65%, 03/25/41 (Call 09/25/40)(a)	1,289	1,014,340
3.80%, 11/15/37 (Call 05/15/37)	994	822,400
3.85%, 07/15/36 (Call 01/15/36)	743	627,176
3.85%, 04/01/60 (Call 10/01/59)	1,913	1,372,501
	Par
Security	(000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$698	$599,373
3.95%, 03/25/51 (Call 09/25/50)	1,815	1,383,900
4.00%, 07/15/46 (Call 01/15/46)	1,808	1,406,639
4.00%, 11/15/47 (Call 05/15/47)	1,298	1,000,874
4.10%, 03/25/61 (Call 09/25/60)	829	624,005
4.13%, 05/15/45 (Call 11/15/44)	1,186	943,103
4.30%, 07/08/34 (Call 01/08/34)	1,018	930,242
4.38%, 05/15/55 (Call 11/15/54)	759	607,025
4.50%, 07/08/44 (Call 01/08/44)	503	424,762
5.38%, 07/15/40	1,290	1,238,502
6.13%, 07/08/39	712	739,994
6.50%, 04/15/38	771	829,009
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	714	570,507
2.90%, 07/15/51 (Call 01/15/51)	1,179	927,673
3.05%, 07/15/61 (Call 01/15/61)	735	563,137
		38,615,449
Telecommunications — 6.3%
America Movil SAB de CV
4.38%, 07/16/42(a)	262	247,381
4.38%, 04/22/49 (Call 10/22/48)(a)	284	273,506
6.13%, 11/15/37	176	198,343
6.13%, 03/30/40	1,376	1,555,114
6.38%, 03/01/35	671	784,376
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	1,826	1,543,413
3.50%, 06/01/41 (Call 12/01/40)	1,862	1,570,664
3.50%, 09/15/53 (Call 03/15/53)	5,263	4,243,130
3.55%, 09/15/55 (Call 03/15/55)	4,246	3,399,676
3.65%, 06/01/51 (Call 12/01/50)(a)	1,535	1,276,817
3.65%, 09/15/59 (Call 03/15/59)	4,715	3,774,598
3.80%, 12/01/57 (Call 06/01/57)	3,426	2,825,414
3.85%, 06/01/60 (Call 12/01/59)	768	630,287
4.30%, 12/15/42 (Call 06/15/42)	798	745,085
4.35%, 06/15/45 (Call 12/15/44)	685	625,556
4.50%, 05/15/35 (Call 11/15/34)(a)	2,169	2,165,753
4.50%, 03/09/48 (Call 09/09/47)	1,035	979,727
4.55%, 03/09/49 (Call 09/09/48)(a)	629	597,341
4.65%, 06/01/44 (Call 12/01/43)	310	297,213
4.75%, 05/15/46 (Call 11/15/45)	1,084	1,068,140
4.80%, 06/15/44 (Call 12/15/43)	195	190,510
4.85%, 03/01/39 (Call 09/01/38)(a)	486	488,550
4.85%, 07/15/45 (Call 01/15/45)	133	129,169
4.90%, 08/15/37 (Call 02/14/37)	314	319,001
5.15%, 03/15/42(a)	269	269,419
5.15%, 11/15/46 (Call 05/15/46)(a)	465	478,920
5.15%, 02/15/50 (Call 08/14/49)	342	356,410
5.25%, 03/01/37 (Call 09/01/36)(a)	456	491,207
5.35%, 09/01/40	338	356,865
5.45%, 03/01/47 (Call 09/01/46)	230	249,387
5.55%, 08/15/41	47	49,937
5.65%, 02/15/47 (Call 08/15/46)	330	370,235
5.70%, 03/01/57 (Call 09/01/56)	175	194,982
6.00%, 08/15/40 (Call 05/15/40)	305	330,775
6.38%, 03/01/41	185	216,612
6.55%, 02/15/39	310	370,423
Bell Canada, Series US-6, 3.20%, 02/15/52
(Call 08/15/51)(a)	346	268,912
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	630	531,193

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.30%, 07/29/49 (Call 01/29/49)	$292	$270,549
4.46%, 04/01/48 (Call 10/01/47)	600	571,906
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	244	208,138
British Telecommunications PLC, 4.25%, 11/08/49
(Call 05/08/49)(b)	381	321,428
Cisco Systems Inc.
5.50%, 01/15/40	1,299	1,470,031
5.90%, 02/15/39	1,261	1,479,801
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	196	168,755
4.38%, 11/15/57 (Call 05/15/57)	433	395,497
4.70%, 03/15/37	175	172,401
4.75%, 03/15/42(a)	226	222,341
5.35%, 11/15/48 (Call 05/15/48)	287	303,749
5.45%, 11/15/79 (Call 05/19/79)	714	709,865
5.75%, 08/15/40	330	361,636
5.85%, 11/15/68 (Call 05/15/68)	134	141,988
7.25%, 08/15/36 (Call 08/15/26)	150	167,294
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)(b)	891	722,892
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	224	221,414
4.88%, 03/06/42(b)	647	635,229
9.25%, 06/01/32	422	578,699
Juniper Networks Inc., 5.95%, 03/15/41	376	384,484
Motorola Solutions Inc., 5.50%, 09/01/44	252	245,475
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	393	389,903
Orange SA
5.38%, 01/13/42	735	782,492
5.50%, 02/06/44 (Call 08/06/43)	504	548,524
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	541	435,599
4.30%, 02/15/48 (Call 08/15/47)	486	423,653
4.35%, 05/01/49 (Call 11/01/48)	661	585,777
4.50%, 03/15/42 (Call 09/15/41)(b)	660	612,476
4.50%, 03/15/43 (Call 09/15/42)	364	331,292
4.55%, 03/15/52 (Call 09/15/51)(b)	795	738,469
5.00%, 03/15/44 (Call 09/15/43)	643	631,986
5.45%, 10/01/43 (Call 04/01/43)(a)	411	420,853
7.50%, 08/15/38	360	452,514
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	344	303,617
SES SA, 5.30%, 04/04/43(b)	170	148,873
Telefonica Emisiones SA
4.67%, 03/06/38	199	185,297
4.90%, 03/06/48	625	563,770
5.21%, 03/08/47	1,459	1,373,506
5.52%, 03/01/49 (Call 09/01/48)	740	730,603
7.00%, 06/20/36	1,603	1,882,799
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	485	459,574
4.60%, 11/16/48 (Call 05/16/48)	478	478,415
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)(a)	1,436	1,126,787
3.30%, 02/15/51 (Call 08/15/50)	1,750	1,340,448
3.40%, 10/15/52 (Call 04/15/52)(b)	1,390	1,080,524
3.60%, 11/15/60 (Call 05/15/60)	420	323,392
3.60%, 11/15/60 (Call 05/15/60)(b)	275	211,745
4.38%, 04/15/40 (Call 10/15/39)	1,222	1,147,900
4.50%, 04/15/50 (Call 10/15/49)	1,757	1,634,213
	Par
Security	(000)	Value

Telecommunications (continued)
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	$1,696	$1,308,600
2.85%, 09/03/41 (Call 03/03/41)	680	540,048
2.88%, 11/20/50 (Call 05/20/50)	1,554	1,163,645
2.99%, 10/30/56 (Call 04/30/56)	1,849	1,371,411
3.00%, 11/20/60 (Call 05/20/60)	1,458	1,059,356
3.40%, 03/22/41 (Call 09/22/40)(a)	2,369	2,044,448
3.55%, 03/22/51 (Call 09/22/50)	2,376	2,006,069
3.70%, 03/22/61 (Call 09/22/60)	1,903	1,580,723
3.85%, 11/01/42 (Call 05/01/42)(a)	647	583,801
3.88%, 03/01/52 (Call 09/01/51)	755	676,553
4.00%, 03/22/50 (Call 09/22/49)	647	585,578
4.13%, 08/15/46	635	594,690
4.27%, 01/15/36	1,297	1,280,953
4.40%, 11/01/34 (Call 05/01/34)	1,637	1,637,907
4.50%, 08/10/33	1,722	1,743,726
4.52%, 09/15/48	172	171,751
4.67%, 03/15/55	317	320,321
4.75%, 11/01/41	415	415,531
4.81%, 03/15/39	915	950,035
4.86%, 08/21/46	1,458	1,522,165
5.01%, 04/15/49(a)	50	53,395
5.01%, 08/21/54	120	128,218
5.25%, 03/16/37	867	945,671
5.50%, 03/16/47(a)	345	388,457
5.85%, 09/15/35	415	464,805
6.40%, 09/15/33	60	70,060
6.55%, 09/15/43	112	139,216
Vodafone Group PLC
4.25%, 09/17/50	860	757,916
4.38%, 02/19/43	800	729,680
4.88%, 06/19/49	1,016	978,798
5.00%, 05/30/38	632	633,620
5.13%, 06/19/59	197	191,606
5.25%, 05/30/48	1,803	1,805,081
6.15%, 02/27/37	1,111	1,251,394
6.25%, 11/30/32	485	546,061
		94,203,903
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	17	16,111
6.35%, 03/15/40	347	374,224
		390,335
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	155	119,911
3.05%, 02/15/51 (Call 08/15/50)	247	196,220
3.30%, 09/15/51 (Call 03/15/51)	486	405,048
3.55%, 02/15/50 (Call 08/15/49)	445	382,212
3.90%, 08/01/46 (Call 02/01/46)	472	434,652
4.05%, 06/15/48 (Call 12/15/47)	488	459,721
4.13%, 06/15/47 (Call 12/15/46)	450	426,234
4.15%, 04/01/45 (Call 10/01/44)	593	558,700
4.15%, 12/15/48 (Call 06/15/48)	462	441,677
4.38%, 09/01/42 (Call 03/01/42)	345	336,435
4.40%, 03/15/42 (Call 09/15/41)	338	331,172
4.45%, 03/15/43 (Call 09/15/42)	458	450,553
4.55%, 09/01/44 (Call 03/01/44)	478	477,208
4.70%, 09/01/45 (Call 03/01/45)	390	395,522

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
4.90%, 04/01/44 (Call 10/01/43)	$560	$582,651
4.95%, 09/15/41 (Call 03/15/41)	188	196,367
5.05%, 03/01/41 (Call 09/01/40)	358	377,191
5.15%, 09/01/43 (Call 03/01/43)	421	451,167
5.40%, 06/01/41 (Call 12/01/40)	307	336,773
5.75%, 05/01/40 (Call 11/01/39)	439	498,052
6.15%, 05/01/37	380	455,726
6.20%, 08/15/36	220	263,317
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	215	150,220
3.20%, 08/02/46 (Call 02/02/46)	282	229,236
3.50%, 11/15/42 (Call 05/15/42)	210	176,111
3.65%, 02/03/48 (Call 08/03/47)	273	239,261
4.45%, 01/20/49 (Call 07/20/48)	401	394,917
4.50%, 11/07/43 (Call 05/07/43)	100	95,344
6.20%, 06/01/36	385	445,934
6.25%, 08/01/34	335	392,141
6.38%, 11/15/37	286	339,137
6.71%, 07/15/36(a)	277	334,970
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	516	425,705
3.10%, 12/02/51 (Call 06/02/51)	880	690,242
4.80%, 09/15/35 (Call 03/15/35)	191	196,174
4.80%, 08/01/45 (Call 02/01/45)(a)	216	217,029
5.75%, 03/15/33	260	289,483
5.75%, 01/15/42	445	485,193
5.95%, 05/15/37	501	573,953
6.13%, 09/15/2115 (Call 03/15/2115)	359	394,283
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	373	262,851
3.35%, 09/15/49 (Call 03/15/49)	390	318,134
3.80%, 11/01/46 (Call 05/01/46)	508	448,636
3.80%, 04/15/50 (Call 10/15/49)	357	312,665
3.95%, 05/01/50 (Call 11/01/49)	357	321,411
4.10%, 03/15/44 (Call 09/15/43)	497	451,047
4.25%, 11/01/66 (Call 05/01/66)	263	233,429
4.30%, 03/01/48 (Call 09/01/47)(a)	537	509,559
4.40%, 03/01/43 (Call 09/01/42)	77	72,228
4.50%, 03/15/49 (Call 09/15/48)	318	309,849
4.50%, 08/01/54 (Call 02/01/54)	156	150,054
4.65%, 03/01/68 (Call 09/01/67)	160	151,770
4.75%, 05/30/42 (Call 11/30/41)	451	447,370
4.75%, 11/15/48 (Call 05/15/48)(a)	349	355,600
5.50%, 04/15/41 (Call 10/15/40)	297	323,730
6.00%, 10/01/36	284	323,268
6.15%, 05/01/37	411	482,779
6.22%, 04/30/40	404	472,144
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	189,538
3.83%, 09/14/61 (Call 03/14/61)(b)	345	247,972
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	475	346,740
4.70%, 05/07/50 (Call 11/07/49)(b)	553	501,958
5.00%, 01/25/47 (Call 07/25/46)(b)	282	255,210
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	5	4,426
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)(a)	437	350,802
3.88%, 08/01/42	327	280,615
3.90%, 02/01/35	304	280,857
4.05%, 02/15/48 (Call 08/15/47)	574	495,664
	Par
Security	(000)	Value

Transportation (continued)
4.10%, 04/15/43	$297	$259,454
4.10%, 02/01/45	516	447,071
4.40%, 01/15/47 (Call 07/15/46)	435	391,656
4.50%, 02/01/65(a)	164	141,985
4.55%, 04/01/46 (Call 10/01/45)	668	619,762
4.75%, 11/15/45 (Call 05/15/45)	687	659,726
4.90%, 01/15/34(a)	25	25,625
4.95%, 10/17/48 (Call 04/17/48)	511	499,156
5.10%, 01/15/44	460	455,623
5.25%, 05/15/50 (Call 11/15/49)(a)	702	717,055
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	285	232,361
4.20%, 11/15/69 (Call 05/15/69)	236	203,471
4.30%, 05/15/43 (Call 11/15/42)	256	234,669
4.70%, 05/01/48 (Call 11/01/47)	292	285,671
4.95%, 08/15/45 (Call 02/15/45)	437	436,461
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	436	334,224
3.05%, 05/15/50 (Call 11/15/49)	453	354,006
3.16%, 05/15/55 (Call 11/15/54)	350	267,921
3.40%, 11/01/49 (Call 05/01/49)	277	226,735
3.70%, 03/15/53 (Call 09/15/52)	400	342,575
3.94%, 11/01/47 (Call 05/01/47)	621	557,335
3.95%, 10/01/42 (Call 04/01/42)	385	349,271
4.05%, 08/15/52 (Call 02/15/52)	424	385,313
4.10%, 05/15/49 (Call 11/15/48)	284	261,124
4.10%, 05/15/2121 (Call 11/15/2120)	370	294,781
4.15%, 02/28/48 (Call 08/28/47)	500	463,662
4.45%, 06/15/45 (Call 12/15/44)	325	311,269
4.65%, 01/15/46 (Call 07/15/45)	451	447,710
4.80%, 08/15/43 (Call 02/15/43)	25	23,739
4.84%, 10/01/41	370	375,863
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,763
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	340	337,226
Polar Tankers Inc., 5.95%, 05/10/37(b)	320	348,970
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)(b)	375	343,295
4.20%, 07/01/46 (Call 01/01/46)(b)	255	241,499
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	320	319,377
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)(a)	355	307,338
2.95%, 03/10/52 (Call 09/10/51)	255	196,889
2.97%, 09/16/62 (Call 03/16/62)	605	436,078
3.20%, 05/20/41 (Call 11/20/40)	580	493,458
3.25%, 02/05/50 (Call 08/05/49)	947	782,424
3.35%, 08/15/46 (Call 02/15/46)	234	197,789
3.38%, 02/01/35 (Call 08/01/34)	336	309,312
3.38%, 02/14/42 (Call 08/14/41)(a)	385	334,465
3.50%, 02/14/53 (Call 08/14/52)	610	527,164
3.55%, 08/15/39 (Call 02/15/39)	362	325,335
3.55%, 05/20/61 (Call 11/20/60)	380	312,730
3.60%, 09/15/37 (Call 03/15/37)	297	276,646
3.75%, 02/05/70 (Call 08/05/69)	435	362,251
3.80%, 10/01/51 (Call 04/01/51)	593	534,456
3.80%, 04/06/71 (Call 10/06/70)	576	484,307
3.84%, 03/20/60 (Call 09/20/59)	998	883,597
3.85%, 02/14/72 (Call 08/14/71)	280	237,935
3.88%, 02/01/55 (Call 08/01/54)	255	226,333
3.95%, 08/15/59 (Call 02/15/59)	325	290,956
4.00%, 04/15/47 (Call 10/15/46)	305	283,015

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
4.05%, 11/15/45 (Call 05/15/45)	$266	$243,414
4.05%, 03/01/46 (Call 09/01/45)	340	318,755
4.10%, 09/15/67 (Call 03/15/67)	154	137,895
4.30%, 03/01/49 (Call 09/01/48)	408	398,920
4.50%, 09/10/48 (Call 03/10/48)	290	288,493
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	300	259,915
3.40%, 09/01/49 (Call 03/01/49)(a)	337	293,085
3.63%, 10/01/42	280	247,989
3.75%, 11/15/47 (Call 05/15/47)	619	567,400
4.25%, 03/15/49 (Call 09/15/48)	443	435,952
4.88%, 11/15/40 (Call 05/15/40)	495	519,804
5.20%, 04/01/40 (Call 10/01/39)	321	348,452
5.30%, 04/01/50 (Call 10/01/49)(a)	537	608,944
6.20%, 01/15/38	901	1,073,617
		49,291,665
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	309	220,966
4.50%, 03/30/45 (Call 09/30/44)	205	183,921
5.20%, 03/15/44 (Call 09/15/43)	189	186,014
		590,901
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	310	248,985
3.45%, 05/01/50 (Call 11/01/49)	285	236,489
3.75%, 09/01/47 (Call 03/01/47)	404	351,799
4.00%, 12/01/46 (Call 06/01/46)	195	174,466
4.15%, 06/01/49 (Call 12/01/48)	290	266,153
4.20%, 09/01/48 (Call 03/01/48)	434	405,148
4.30%, 12/01/42 (Call 06/01/42)	261	249,017
4.30%, 09/01/45 (Call 03/01/45)	281	262,166
6.59%, 10/15/37	557	668,836
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	421	320,925
4.28%, 05/01/49 (Call 11/01/48)	260	234,050
5.30%, 05/01/52 (Call 01/11/51)	350	369,604
	Par/
	Shares
Security	(000)	Value

Water (continued)
Veolia Environnement SA, 6.75%, 06/01/38	$53	$64,803
		3,852,441
Total Corporate Bonds & Notes — 98.5%
(Cost: $1,827,742,004)		1,471,600,294

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.87%(f)(g)(h)	104,935	104,935,044
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.72%(f)(g)	8,510	8,510,000
		113,445,044
Total Short-Term Securities — 7.6%
(Cost: $113,416,827)		113,445,044

Total Investments in Securities — 106.1%
(Cost: $1,941,158,831)		1,585,045,338

Liabilities in Excess of Other Assets — (6.1)%.		(90,553,399)

Net Assets — 100.0%		$1,494,491,939

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$150,923,935	$—		$(45,959,251	)(a)	$(28,352)	$(1,288)	$104,935,044	104,935	$91,149	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,507,000	7,003,000	(a)	—		—	—	8,510,000	8,510	4,067		—
						$(28,352)	$(1,288)	$113,445,044		$95,216		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,471,600,294	$—	$1,471,600,294
Money Market Funds	113,445,044	—	—	113,445,044
	$113,445,044	$1,471,600,294	$—	$1,585,045,338

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate